------------------
 ANNUAL
------------------
 REPORT
------------------
 MONEY
------------------
 MARKET
------------------
 FUNDS
------------------

California Tax-Free
Money Market
Mutual Fund

Government
Money Market
Mutual Fund

Money Market
Mutual Fund

National Tax-Free
Money Market
Mutual Fund

Treasury
Money Market
Mutual Fund

MARCH 31, 1998

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  California Tax-Free Money Market Mutual Fund -- Class A                      3

  National Tax-Free Money Market Mutual Fund -- Class A                        3

  Government Money Market Mutual Fund -- Class A                               6

  Money Market Mutual Fund -- Class A                                          6

  Treasury Money Market Mutual Fund -- Class A                                 6

PORTFOLIOS OF INVESTMENTS

  California Tax-Free Money Market Mutual Fund                                 8

  Government Money Market Mutual Fund                                         23

  Money Market Mutual Fund                                                    25

  National Tax-Free Money Market Mutual Fund                                  30

  Treasury Money Market Mutual Fund                                           34

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         36

  Statement of Operations                                                     38

  Statements of Changes in Net Assets                                         40

  Financial Highlights                                                        44

  Notes to Financial Statements                                               52

  Independent Auditors' Report                                                67

PROXY VOTING RESULTS                                                          69

LIST OF ABBREVIATIONS                                                         70
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Thank you for your investment with the Stagecoach Funds.

The Annual and Semi-Annual Reports provide us with an opportunity to speak directly to you. This year, we are pleased to announce strong returns in the investment markets and a continued commitment to improving the Stagecoach Funds to better serve you.

A review of three key indexes shows that returns for the period from April 1, 1997 through March 31, 1998 have been strong. Equities, as measured by the S&P 500 Index, returned 47.96%. Bonds, as measured by the Lehman Brothers Long Government Bond Index, returned 20.71%. Money market funds, as measured by the IBC/Donoghue Money Market Average, returned 4.89%.

Among the key drivers of these returns were strong corporate earnings, high investor confidence and a positive inflation picture. The Federal Open Market Committee of the Federal Reserve Board raised the federal funds target rate by 0.25% before the beginning of the reporting period. This was interpreted by investors as a sign that the Fed was going to remain vigilant against inflation, and long-term interest rates declined as a result, boosting the bond market. The U.S. economy had been growing at a steady pace and inflationary pressures have remained in check.

There is no guarantee that this positive environment will continue unabated, although we remain optimistic about the long-term investment picture. We believe that an understanding of the historical returns for the various asset classes, as well as a realistic appraisal of the risks involved in investing, can help you earn the financial growth you need to meet your goals. We are confident that a carefully considered long-term plan can help you through short-term uncertainty.

Our goal is to present a Family of Funds able to meet the increasingly sophisticated needs of our investors. We are committed to reviewing the investment options we offer shareholders. Stagecoach Funds has introduced the Corporate Bond Fund and the Strategic Income Fund. We have also proposed the consolidation of two Funds with similar investment objectives, the Intermediate Bond and the Short-Intermediate U.S. Government Income Funds. These changes follow the consolidation of the Overland Express and Stagecoach Fund families and the introduction of our new "Plain English" prospectus and represent part of our ongoing effort to meet your needs.

                                                           ---------------------

LETTER TO SHAREHOLDERS

The following pages provide commentary from the Portfolio Managers designed to give you a clearer understanding of the returns earned over the period, the investment policies pursued and what you can expect from your Funds. Please discuss any questions you may have with your financial consultant.

We look forward to learning how we can better serve you in the future.

STAGECOACH FUNDS
MAY 1998

THE "S&P 500 INDEX" IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY BONDS WITH 20-YEAR OR LONGER MATURITIES. THE IBC/DONOGHUE MONEY MARKET AVERAGE IS AN AVERAGE OF 700 TAXABLE MONEY MARKET FUNDS.

---------------------
2

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND -- CLASS A
NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND -- CLASS A

WHAT WERE THE SEVEN-DAY YIELDS AS OF MARCH 31, 1998?

The seven-day yield for the California Tax-Free Money Market Mutual Fund as of March 31, 1998 was 2.78%. The seven-day yield for the National Tax-Free Money Market Mutual Fund as of March 31, 1998 was 2.73%.

THE FEDERAL RESERVE BOARD RAISED THE FEDERAL FUNDS TARGET RATE BEFORE THE BEGINNING OF THE PERIOD AND HAS KEPT IT STEADY SINCE THEN. HOW DID THIS AFFECT THE FUNDS?

While changes in the federal funds target rate do have some influence on the Funds, tax-exempt money markets are not as directly influenced by Fed policy as taxable money markets instruments. The tax-exempt money market is very seasonal in nature and is driven by cash flows into and out of money market funds. For instance, in April there usually is a gathering of cash in money market funds which is then dispersed over the first two weeks as people pay their taxes. The demand for extremely short-term instruments creates pressure on the supply, causing yields to spike. By the second or third week of May, yields usually come back down. This is a very consistent pattern that is repeated year after year. There is a similar effect around June 30 when a large number of notes mature in a two-day period. That brings a great deal of cash into the market. There is a new phenomenon appearing in September when money market redemptions increase as parents pay for school tuition. Fed action on interest rates can have an impact, of course, but it needs to be more extreme to have a pronounced effect. For example, in the last quarter of 1994 the Fed tightened rates by about 1.50% in a short period. That extreme action certainly affected tax-free money market yields. But in March 1997, the Fed tightened the federal funds target rate by only 0.25%, so the impact on tax-exempt money market yields was much less significant.

DO GENERAL ECONOMIC TRENDS AFFECT YIELDS?

If you step behind the scenes of the money market and see what drives the cash flows, you will find that confidence in the economy helps drive yields. There is also a "wealth effect." As people reach higher tax brackets, they seek out tax-exempt vehicles.

WHAT DO YOU LOOK FOR WHEN BUYING HOLDINGS FOR THE FUNDS?

We have very rigid investment parameters. Our primary focus is to provide a high level of liquidity, and since outflows can be unpredictable, we try to maintain 5% to 7% of assets in extremely liquid instruments. We use "daily floaters" for this purpose, which are the most liquid

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS
money market security in the tax-exempt sector. Their coupon resets on a daily basis based on supply and demand, they sell for face value, they settle for cash and there is a continuous market for them.

We also seek to maintain a high degree of quality. We buy top-tier credits or credits enhanced by top-tier banks and insurance companies. "Enhanced" means backed by an irrevocable letter of credit (LOC) issued by a bank. The bank handles all the debt service and guarantees payment of the debt to the holder. If the issuer defaults, that's between the bank and the issuer, not the issuer and the holder. What we are really buying with an enhanced credit is the LOC exposure. Until recently, nearly two-thirds of LOC writers for municipal credits were Japanese banks. Since the Asian crisis, considerable credit deterioration has taken place and many Japanese banks have been put on credit watch. Consequently, we have sold many credits backed by Japanese banks. We gave up yield to avoid risks we believed were too high.

COMPARE CALIFORNIA'S MUNICIPAL MARKET WITH THE REST OF THE COUNTRY'S.

California has the tenth largest economy in the world. It is a high-tax state with a high number of wealthy people. There is always a fairly strong demand for California paper. There are times when there is a shortage of California paper compared to national paper. Usually, California paper is traded up to 0.10% higher than comparable national paper, but the extra expense is worth it for California investors seeking double tax-free benefits.

DOES THE NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND EVER BUY CALIFORNIA PAPER?

At times, it will. Recently, it has been difficult to find enough daily paper in the national markets, so we have purchased California daily resets for the National Tax-Free Money Market Mutual Fund. The spread has narrowed so that the California paper is only about 0.05% higher in yield. We believe that the benefits of being fully invested overnight outweigh paying for the higher yield.

IS THE MUNICIPAL MONEY MARKET EFFICIENT OR DO DISPARITIES IN PRICE OCCUR BETWEEN SIMILAR SECURITIES?

We believe the market is very effectively priced. All the major wirehouses process municipal paper and they all monitor the prices at which others are buying and selling it. As a practical matter, the need to stay invested, remain liquid and manage cash flows limits a fund manager's ability to pick and choose investments. You would not want to have uninvested assets simply because you were holding out for an investment that might provide a single extra basis point in yield. At times, however, certain types of instruments are a bit out of favor. For example, at tax time, most fund managers are looking for short-term investments for liquidity. This might make some longer-term instruments, such as weekly resets or notes, more attractively priced as sellers try to entice buyers.

---------------------
4

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS
When this occurs, it may provide an opportunity to expand core holdings to push up yields as long as there is sufficient liquidity for cash flows. A manager needs a good gauge on expected outflows to achieve a balance between yield and liquidity needs.

IS THERE ANYTHING YOU WANT TO SAY TO THE SHAREHOLDERS SO THAT THEY UNDERSTAND THEIR INVESTMENT BETTER?

Yes. It is easy to compare yields between money market funds, but it is less easy to compare relative quality. We sell paper that we feel no longer meets our Fund's high quality standards. However, every time we sell such paper, there is a buyer willing to add it to his or her portfolio. We work hard to maintain the liquidity and credit quality shareholders deserve in a money market fund.

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
GOVERNMENT MONEY MARKET MUTUAL FUND -- CLASS A
MONEY MARKET MUTUAL FUND -- CLASS A
TREASURY MONEY MARKET MUTUAL FUND -- CLASS A

WHAT WERE THE SEVEN-DAY YIELDS AS OF MARCH 31, 1998?

The seven-day yield for the Government Money Market Mutual Fund was 4.87% as of March 31, 1998. For the same date, the seven-day yields for the Money Market Mutual Fund and the Treasury Money Market Mutual Fund were both 4.93%.

WHAT WERE SOME OF THE IMPORTANT FACTORS SHAPING RETURNS?

One key factor was the positive economy -- low inflation, plentiful jobs, and good wage growth. Prior to the beginning of the period, the Federal Reserve Board saw signs of inflationary pressure building and raised the federal funds target rate to relieve this pressure. Taxable money market rates are very sensitive to Fed policy. Securities which mature in one year or less tend to react to and anticipate Fed policy. Longer-term securities, on the other hand, tend to be influenced by inflation expectations. The only really negative news was the Asian currency crisis, and any long-term effects it may have remain to be seen.

HOW DID ASIA AFFECT THE MONEY MARKET?

Foreign central banks, mainly in Asia, initially sold their short-term Treasury holdings in order to create the liquidity they desperately needed. That had an initial negative impact on our market in terms of rates rising because of excess supply. Foreign bank selling has settled down, but we are still seeing the effect in terms of reduced demand for exports by those countries. It is possible that this could have a slight cooling effect on domestic economic growth and may keep rates low. In combination these factors could have a big effect on our market.

We have foreign exposure in U.S. dollar denominated instruments, but no foreign currency exposure. We have an approved list of foreign issuers that we constantly monitor. We monitor all the names on the list, including banks, commercial issuers, finance companies and insurers. Outside ratings are taken into consideration, but we also assign our own ratings internally. We conduct our own independent research and arrive at our own assessment. Our credit group also puts maturity restrictions on certain foreign issuers if they believe it is warranted.

THE YIELD CURVE, WHICH ILLUSTRATES THE YIELDS FOR VARYING MATURITY LENGTHS, HAS BEEN RELATIVELY FLAT. DOES THAT OFFER SOME CHALLENGES?

Yes, it does. We buy securities with maturities as long as a year. But during the period, three, six, nine and

---------------------
6

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS
twelve month securities traded at a very narrow spread. We were not getting rewarded for extending maturity towards the long end; at least not as much as we would have with a steeper curve. To get extra yield, we have used repurchase agreements. They are very liquid and offer good yield on an overnight investment.

WHAT DO YOU EXPECT THE FEDERAL RESERVE'S NEXT ACTION TO BE?

We believe that the Fed is going to leave rates unchanged for a while. We made a strategy shift in early January and extended maturities slightly longer than our benchmarks. The benchmark averages were 50 to 55 days; we extended ours to 60 to 70 days because we felt there was a sentiment change in the market. The market sentiment shifted so that most people no longer expected the Fed to raise rates and we wanted to lock in some yields.

WHAT TYPES OF INSTRUMENTS DO YOU BUY FOR THE MONEY MARKET MUTUAL FUND?

Commercial paper is the core investment, ranging from 40 to 50 percent of the portfolio. It has a liquid market and ample supply is always available. Another security we bought, particularly in the fourth quarter of 1997, was floating-rate notes based on three-month Treasury bills. These reset each week based on the Treasury bill auction. We tend to have about 10% to 20% of the portfolio in these or similar securities.

EXPLAIN HOW YOU USE REPURCHASE AGREEMENTS IN THE TREASURY AND GOVERNMENT MONEY MARKET MUTUAL FUNDS.

Repurchase agreements add yield while maintaining high quality. All the repurchase agreements in our Funds are backed by Treasury Securities by a margin of 2%, so for every dollar we put into a repurchase agreement, we have collateral of $1.02.

IS THE CURRENT ENVIRONMENT OF LOW INFLATION, GOOD ECONOMIC GROWTH AND A FLATTENING YIELD CURVE ATYPICAL?

This is a highly unusual period, one which we likely have not seen since the early sixties. The one wild card is Asia. It's widely thought that we have not seen the full effects of the current Asian crisis, but the implications are that it will not have a lasting negative effect on this environment. If Asia continues to be weak or even if the problems accelerate, it is likely that our economy is strong enough to continue to perform well.

IS THERE ANYTHING YOU WOULD LIKE SHAREHOLDERS TO UNDERSTAND ABOUT THE FUNDS?

This environment is a challenge. Often managers are tempted to increase yield by taking on a little more risk. We resist the temptation because our first commitment is to quality and risk reduction. We monitor the portfolios each day and run scenarios to see if changes in rates and cash flow might cause the portfolio to become overextended. It is an active and ongoing process.

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES - 99.10%
$24,520,000  ABAG Finance Authority for Nonprofit Corp CA
               Lucile Salter Packard Project V/R AMBAC
               Insured                                            3.25 %        08/01/23   $   24,520,000
  1,700,000  Alhambra CA IDA Sunclipse V/R LOC - Bank of
               America                                            3.30          05/01/07        1,700,000
  1,605,000  Anaheim CA COP Police Facilities V/R                 3.25          08/01/08        1,605,000
    800,000  Anaheim CA GO CP                                     3.60          05/01/98          800,000
 21,000,000  Anaheim CA Housing Revenue V/R LOC - Citibank        3.70          12/15/23       21,000,000
  3,000,000  Anaheim CA Multifamily Housing Revenue Project
               Series A                                           3.60          12/01/16        3,000,000
  6,600,000  Anaheim CA Public Improvement V/R COP LOC -
               Industrial Bank of Japan Ltd                       3.25          08/01/19        6,600,000
  4,500,000  Barstow CA MFHR Desert Vista Apartments V/R LOC
               - Federal Home Loan Bank of San Francisco          3.65          12/01/20        4,500,000
  4,200,000  Big Bear Lake CA Industrial Revenue Southwest
               Gas Corp V/R AMT Series A LOC - Union Bank of
               Switzerland                                        3.30          12/01/28        4,200,000
  9,225,000  California Educational Facility Authority
               Revenue Project                                    5.00          12/01/98        9,320,663
    700,000  California HFFA V/R FSA Insured                      3.70          07/01/22          700,000
  8,500,000  California HFFA V/R Nonprofit Corp Catholic
               Healthcare MBIA Insured                            3.30          07/01/12        8,500,000
  5,300,000  California Pollution Control Finance Authority
               Revenue Project                                    3.75          11/01/26        5,300,000
    900,000  California Pollution Control Finance Authority
               Revenue V/R                                        3.50          12/01/12          900,000
  1,300,000  California Pollution Control Finance Authority
               Revenue V/R                                        3.70          12/01/18        1,300,000
    500,000  California Pollution Control Finance Authority
               Revenue V/R                                        3.75          02/01/19          500,000
 10,700,000  California State CDA Revenue Series A                3.45          05/15/25       10,700,000

------------------------
8

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 9,055,000  California State DWR Central Valley Project
               Revenue V/R                                        3.75 %        12/01/05   $    9,055,000
  4,700,000  California State Eagle Trust Private Placement
               Co V/R                                             3.62          09/01/03        4,700,000
  4,390,000  California State Educational Facility Revenue
               Project Series L                                   3.35          10/01/15        4,390,000
 13,900,000  California State GO CP                               3.10          04/03/98       13,900,000
 26,000,000  California State GO CP                               3.20          04/20/98       26,000,000
  2,300,000  California State GO CP                               3.45          04/03/98        2,300,000
 10,000,000  California State GO CP                               3.50          04/06/98       10,000,000
  2,000,000  California State GO CP                               3.55          04/07/98        1,999,997
 18,000,000  California State GO CP                               3.60          05/07/98       18,000,000
 15,385,000  California State GO TOB Multiple LOC's               3.62          11/01/24       15,385,000
  5,500,000  California State Health Facility Finance
               Authority Project Series B                         3.30          07/01/12        5,500,000
  8,800,000  California State Health Facility Finance
               Authority Project Series B                         3.70          09/01/28        8,800,000
  5,085,000  California State Health Facility Finance
               Authority Revenue - Catholic Healthcare
               Series A MBIA Insured                              3.30          07/01/06        5,085,000
 15,700,000  California State Health Facility Finance
               Authority Revenue - Catholic Healthcare
               Series A MBIA Insured                              3.30          07/01/21       15,700,000
  2,500,000  California State Health Facility Finance
               Authority Revenue Series D                         3.30          07/01/18        2,500,000
  2,000,000  California State HFA Home Mortgage Revenue V/R
               MBIA Insured                                       3.60          08/01/10        2,000,000
  6,400,000  California State HFA V/R Series A                    3.55          08/01/38        6,400,000
  2,600,000  California State HFFA Adventist Health System
               V/R LOC - Toronto Dominion Bank                    3.35          08/01/21        2,600,000
 10,450,000  California State HFFA Catholic Healthcare
               Series C V/R                                       3.30          07/01/20       10,450,000
 15,500,000  California State HFFA Catholic West Hospital
               Series B V/R MBIA Insured                          3.30          07/01/05       15,500,000
  5,100,000  California State HFFA Childrens Hospital V/R
               MBIA Insured                                       3.30          11/01/21        5,100,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$22,000,000  California State HFFA Kaiser Permanente V/R          3.55 %        05/01/28   $   22,000,000
 17,850,000  California State HFFA Memorial Health Services
               V/R                                                3.35          10/01/24       17,850,000
  4,200,000  California State HFFA N. T. Enloe Memorial
               Hospital V/R LOC - Bank of America                 3.30          01/01/16        4,200,000
    300,000  California State HFFA Revenue Catholic
               Healthcare West V/R MBIA Insured                   3.30          07/01/09          300,000
  9,900,000  California State HFFA Revenue Catholic
               Healthcare West V/R Series B MBIA Insured          3.30          07/01/16        9,900,000
  8,270,000  California State HFFA Revenue Scripps Memorial
               Hospital Series B                                  3.40          12/01/15        8,270,000
  1,100,000  California State HFFA Santa Barbara Cottage V/R
               LOC - Credit Suisse                                3.35          09/01/15        1,100,000
  4,600,000  California State HFFA St Joseph Health Center
               Series A V/R                                       3.75          07/01/13        4,600,000
  4,730,000  California State Housing Finance Agency Revenue      3.75          08/01/26        4,730,000
 11,000,000  California State Metropolitan Water Development
               System                                             3.40          06/01/98       11,000,000
 21,600,000  California State Metropolitan Water System
               Revenue Project                                    3.20          05/05/98       21,600,000
  2,000,000  California State Metropolitan Water System
               Revenue Project                                    3.25          05/04/98        2,000,000
    600,000  California State Metropolitan Water System
               Revenue Project                                    3.40          05/05/98          600,000
  1,000,000  California State Metropolitan Water System
               Revenue Project                                    3.50          06/03/98        1,000,000
  5,000,000  California State Metropolitan Water System
               Revenue Project                                    3.55          07/09/98        5,000,000
  5,000,000  California State Municipal Revenue Project           3.25          05/06/98        5,000,000
  2,000,000  California State PCFA Chevron Project V/R            3.90          06/15/05        1,996,300
  1,400,000  California State PCFA Financing Authority Solid
               Waste Disposal Revenue Shell Oil Co Martinez
               Project V/R AMT AMBAC Insured                      3.70          12/01/24        1,400,000

------------------------
10

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$10,200,000  California State PCFA Pacific Gas & Electric
               V/R Series A                                       3.40 %        12/01/16   $   10,200,000
  1,800,000  California State PCFA Pacific Gas & Electric
               V/R Series F                                       3.70          11/01/26        1,800,000
  1,100,000  California State PCFA Resources Recovery
               Revenue V/R LOC - Banque Nationale de Paris        3.75          09/01/18        1,100,000
  6,000,000  California State PCFA Sanger Project Series
               90-A V/R LOC - Credit Suisse                       3.30          09/01/20        6,000,000
  3,600,000  California State PCFA Shell Oil Co                   3.75          10/01/08        3,600,000
  3,900,000  California State PCFA Shell Oil Company Project
               V/R Series C                                       3.75          10/01/00        3,900,000
  8,100,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project Series B V/R
               AMT LOC - Swiss Bank                               3.30          12/01/16        8,100,000
  2,000,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project V/R Series A
               LOC - Swiss Bank                                   3.30          12/01/16        2,000,000
  5,900,000  California State PCFA Solid Waste Disposal
               Revenue Shell Oil Co Martinez Project Series
               A V/R AMT                                          3.70          10/01/24        5,900,000
  1,300,000  California State PCFA Southern California
               Edison V/R                                         3.90          02/28/08        1,300,000
  3,400,000  California State PCFA Southern California
               Edison V/R Series A                                3.90          02/28/08        3,400,000
    600,000  California State PCFA Southern California
               Edison V/R Series C                                3.90          02/28/08          600,000
    600,000  California State PCFA Southern California
               Edison V/R Series D                                3.90          02/28/08          600,000
  2,000,000  California State PCFA Stanislaus Project V/R
               AMT LOC - Swiss Bank                               3.85          12/01/17        2,000,000
  3,100,000  California State PCFA V/R Shell Oil Co Project
               Series B                                           3.75          10/01/11        3,100,000
  6,000,000  California State PCFA Western Waste Industries
               Project V/R LOC - Citibank                         3.53          12/01/00        6,000,000
  1,000,000  California State PCR Atlantic Richfield Co
               Project A                                          3.75          12/01/24        1,000,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 4,500,000  California State PCR CP                              3.35 %        04/06/98   $    4,500,000
  9,000,000  California State PCR CP                              3.40          04/06/98        9,000,000
  2,000,000  California State PCR Project Series A                3.35          07/13/98        2,000,000
 13,100,000  California State PCR Project Series A                3.40          07/17/98       13,100,000
  1,900,000  California State Pollution Control Finance
               Authority Revenue Project Series D                 3.60          01/01/10        1,900,000
    300,000  California State Power Control Revenue PG&E
               Project                                            3.45          04/03/98          300,000
  4,500,000  California State Public Works Finance Revenue
               Authority                                          3.82          09/01/17        4,500,000
  9,700,000  California State RAN                                 3.30          04/06/98        9,700,000
 20,000,000  California State RAN                                 3.35          04/06/98       20,000,000
 92,825,000  California State RAN                                 4.50          06/30/98       93,044,519
 94,900,000  California State School Cash Reserve Projects
               Authority Series A                                 4.75          07/02/98       95,113,996
 14,000,000  California State School Facility COP Finance
               Project Series A                                   3.50          07/01/22       14,000,000
  2,000,000  California State Water System Revenue Project        3.35          08/04/98        2,000,000
  7,500,000  California Statewide CDA Apartment Development
               Revenue Series A-6 V/R FNMA Collateralized         3.30          05/15/25        7,500,000
 12,000,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-2 FNMA Collateralized         3.45          05/15/25       12,000,000
  4,600,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-4 FNMA Collateralized         3.30          05/15/05        4,600,000
    500,000  California Statewide CDA Apartment Revenue
               Series A-7 V/R AMT FNMA Collateralized             3.40          05/15/25          500,000
  2,900,000  California Statewide CDA Barton Hospital V/R
               LOC - Banque Nationale de Paris                    3.50          12/01/09        2,900,000
  5,800,000  California Statewide CDA COP                         3.75          06/01/26        5,800,000
  5,500,000  California Statewide CDA Revenue COP V/R Kaiser
               Foundation Hospitals                               3.55          12/01/15        5,500,000

------------------------
12

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,490,000  California Statewide CDA Solid Waste Facilities
               Revenue Chevron USA Inc Project V/R AMT            3.75 %        12/15/24   $    1,490,000
 13,100,000  California Statewide CDA St Joseph Health
               System V/R                                         3.30          07/01/08       13,100,000
 12,400,000  California Statewide CDS Apartment Development
               Revenue                                            4.75          10/01/98       12,464,321
  1,000,000  California Statewide GO CP                           3.20          04/06/98        1,000,000
    800,000  California Statewide GO CP                           3.25          04/20/98          800,000
    235,000  California Statewide GO CP                           6.70          04/01/98          235,000
  1,755,000  California Statewide CDA Industrial Revenue Tri
               H Food Multiple LOC's                              3.90          08/01/11        1,755,000
  1,000,000  Chula Vista CA CP                                    3.25          05/04/98        1,000,000
  5,000,000  Chula Vista CA CP                                    3.50          05/05/98        5,000,000
  5,000,000  Chula Vista CA CP                                    3.70          04/07/98        5,000,000
    900,000  Chula Vista CA IDA Revenue Daily San Diego Gas
               & Electric                                         3.70          07/01/21          900,000
  4,700,000  Chula Vista CA IDR San Diego Gas & Electric V/R      3.50          12/01/27        4,700,000
  3,100,000  Chula Vista CA Industrial Development Revenue
               San Diego Gas & Electric Series B                  3.95          12/01/21        3,100,000
  5,100,000  Colton CA RDFA Las Palomas Associates Project
               V/R LOC - Bank of America                          3.30          11/01/15        5,100,000
    600,000  Colton CA RDFA MFHR V/R LOC - Federal Home Loan
               Bank of San Francisco                              3.10          05/01/10          600,000
  1,100,000  Concord CA MFHR Bel Air Apartments V/R AMT LOC
               - Bank of America                                  3.60          12/01/16        1,100,000
    745,000  Contra Costa County CA MFHR El Cerrito Royale
               V/R LOC - Bank of America                          3.60          12/01/17          745,000
 10,000,000  Contra Costa County CA TRAN                          4.50          07/01/98       10,016,081
  1,600,000  Contra Costa County CA School Finance Authority
               Revenue Series C                                   3.40          07/01/25        1,600,000
  2,000,000  Duarte CA RDFA COP Johnson Duarte Partners
               Project V/R Series B LOC - Bank of America         3.30          12/01/14        2,000,000
 26,100,000  Eagle Trust V/R Series 94 MBIA Insured               3.62          09/01/03       26,100,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$   400,000  East Bay CA MUD CP                                   3.25 %        05/14/98   $      400,000
  7,000,000  East Bay CA MUD CP                                   3.55          04/06/98        7,000,000
  2,800,000  Eastern Municipal Water District CA Revenue
               Series B V/R FGIC Insured                          3.30          07/01/20        2,800,000
  4,400,000  Escondido CA CDA V/R AMT LOC - Bank of America       3.60          10/01/16        4,400,000
    150,000  Farfield CA IDA Herman G Rowland Project V/R
               LOC - Bank of America                              3.00          04/01/05          150,000
 19,800,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series B V/R LOC -
               Morgan Guaranty Trust                              3.30          01/02/35       19,800,000
 17,700,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series C V/R LOC -
               Credit Suisse                                      3.25          01/02/35       17,700,000
  7,500,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue V/R LOC - Banque
               National de Paris                                  3.30          01/02/35        7,500,000
  1,300,000  Fowler CA IDA Bee Sweet Citrus Inc V/R AMT LOC
               - Bank of America                                  3.80          12/01/05        1,300,000
  9,500,000  Fremont CA MFHR V/R Creekside Village
               Apartments LOC - National Westminster Bank
               Plc                                                3.25          09/01/07        9,500,000
 12,000,000  Fresno County CA CP                                  4.25          07/01/98       12,014,924
  6,800,000  Fullerton CA IDA Sunclipse Inc V/R LOC - Bank
               of America                                         3.30          07/01/15        6,800,000
 14,000,000  Hayward CA MFHR V/R FGIC Insured                     3.30          08/01/14       14,000,000
  3,570,000  Huntington Beach CA MFHR Seabridge Villas V/R
               LOC - Bank of America                              4.00          02/01/10        3,570,000
  1,500,000  Irvine CA IDA Irvine East Investment Co V/R LOC
               - Bank of America                                  3.30          12/01/05        1,500,000
  2,300,000  Irvine CA Improvement Bond District No 94-13         3.80          09/02/22        2,300,000
  5,900,000  Irvine CA Improvement Building Assessment
               District                                           3.80          09/02/22        5,900,000

------------------------
14

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 8,600,000  Irvine CA Public Facilities & Infrastructure
               Authority Lease Revenue V/R Capital
               Improvement Project                                3.40 %        11/01/10   $    8,600,000
    500,000  Irvine Ranch CA Water District V/R                   3.75          11/15/13          500,000
  8,000,000  Irvine Ranch CA Water District V/R                   3.80          10/01/05        8,000,000
  1,900,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  3.80          10/01/00        1,900,000
  2,000,000  Irwindale CA IDA Revenue Toys R Us Project           3.78          12/01/19        2,000,000
  1,900,000  Kern County CA COP Public Facilities Project
               Series D V/R                                       3.30          08/01/06        1,900,000
  7,500,000  Kern County CA CP                                    4.75          10/01/98        7,533,590
 10,000,000  Kern County CA Educational Board Tax Revenue
               Project                                            4.50          07/07/98       10,016,411
    200,000  Lancaster CA HFA MFHR Westwood Park Apartments
               V/R LOC - Bank of America                          3.30          12/01/07          200,000
  3,800,000  Livermore CA MFHR V/R                                3.25          07/15/18        3,800,000
  3,000,000  Long Beach CA CP                                     3.20          05/04/98        3,000,000
  3,000,000  Long Beach CA CP                                     3.25          05/05/98        3,000,000
 12,900,000  Long Beach CA Harbor Department Revenue Project      3.70          04/07/98       12,900,000
 29,100,000  Long Beach CA Health Facilities Memorial Health
               Services                                           3.35          10/01/16       29,100,000
  6,000,000  Los Angeles CA AMT CP                                3.20          05/05/98        6,000,000
  7,600,000  Los Angeles CA AMT CP                                3.25          04/07/98        7,600,000
 13,000,000  Los Angeles CA AMT CP                                3.40          08/03/98       13,000,000
 24,100,000  Los Angeles CA Community Development
               Multifamily Housing Revenue                        3.55          04/01/09       24,100,000
 15,000,000  Los Angeles CA CP                                    3.25          05/06/98       15,000,000
 10,000,000  Los Angeles CA CP                                    3.30          07/09/98       10,000,000
 15,000,000  Los Angeles CA CP                                    3.45          07/09/98       15,000,000
 10,000,000  Los Angeles CA Development Water Revenue
               Project                                            3.25          05/05/98       10,000,000
  2,515,000  Los Angeles CA MFHR Canyon Apartments Series C
               V/R LOC - Swiss Bank                               3.45          12/01/10        2,515,000
  1,800,000  Los Angeles CA MFHR Masselin Manor V/R LOC -
               Bank of America                                    3.35          07/01/15        1,800,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,100,000  Los Angeles CA MFHR Series B V/R AMT LOC -
               Federal Home Loan Bank of San Francisco            3.75 %        12/01/26   $    1,100,000
    500,000  Los Angeles CA MFHR V/R                              3.15          07/01/14          500,000
 30,000,000  Los Angeles CA Pension Obligation V/R Series B
               AMBAC Insured                                      3.25          06/30/07       30,000,000
 21,600,000  Los Angeles CA Pension Obligation V/R Series C
               AMBAC Insured                                      3.25          06/30/07       21,600,000
 10,200,000  Los Angeles CA USD COP Project                       3.45          12/01/17       10,200,000
 14,800,000  Los Angeles County CA HFA MFHR Park Sierra V/R
               AMT LOC - Citibank                                 3.65          12/01/08       14,800,000
  6,900,000  Los Angeles County CA HFA MFHR Sand Canyon
               Ranch Project V/R LOC - Citibank                   3.60          11/01/06        6,900,000
  2,300,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               V/R Series A                                       3.30          07/01/20        2,300,000
 16,100,000  Los Angeles County CA Pension Obligation V/R
               Series A AMBAC Insured                             3.25          06/30/07       16,100,000
  6,520,000  Los Angeles County CA Public Utility Revenue
               Project                                            3.70          10/01/01        6,520,000
  5,000,000  Los Angeles County CA TRAN                           3.20          05/01/98        5,000,000
 13,400,000  Los Angeles County CA TRAN                           3.20          05/04/98       13,400,000
 66,200,000  Los Angeles County CA TRAN                           4.50          06/30/98       66,322,859
 26,750,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue V/R FGIC Insured                 3.25          07/01/12       26,750,000
  8,600,000  Modesto CA CP                                        3.50          04/15/98        8,600,000
  5,300,000  Modesto CA MFHR Westdale Commons Apartments V/R
               LOC - Federal Home Loan Bank of San Francisco      3.10          12/01/15        5,300,000
  2,900,000  Montebello CA V/R LOC - Bank of America              3.30          04/01/05        2,900,000
  6,400,000  Moorpark CA MFHR Le Club Apartments V/R LOC -
               Citibank                                           3.35          11/01/15        6,400,000
 34,800,000  Northern California State Public Power Revenue
               Geothermeal Project 3A AMBAC Insured               3.25          07/01/05       34,800,000

------------------------
16

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 8,800,000  Ontario CA MFHR Park Centre Apartments V/R LOC
               - Bank of New York                                 3.30 %        08/01/07   $    8,800,000
    900,000  Orange County CA Apartment Development Revenue
               Series U                                           3.70          11/01/09          900,000
  1,500,000  Orange County CA CP                                  3.40          05/19/98        1,500,000
  9,500,000  Orange County CA HFA Bear Brand Apartments
               Project Series Z LOC - Fuji Bank Ltd               3.25          11/01/07        9,500,000
  7,249,000  Orange County CA HFA Harbor Pointe Apartment
               V/R Issue D LOC - Citibank                         3.40          12/01/06        7,249,000
  4,200,000  Orange County CA HFA Monarch Bay Apartments V/R
               LOC - Mitsubishi Bank Ltd                          3.80          10/01/07        4,200,000
  2,700,000  Orange County CA HFA Niguel Summit Apartment
               V/R LOC - Bank of America                          3.40          11/01/09        2,700,000
 11,000,000  Orange County CA HFA Seaside Meadow Apartments
               Series C LOC - Bank of America                     3.25          08/01/08       11,000,000
 22,800,000  Orange County CA HFA The Lakes Apartments V/R
               LOC - Citibank                                     3.65          12/01/06       22,800,000
  6,700,000  Orange County CA Housing Authority - Costa
               Partners V/R                                       3.50          12/01/09        6,700,000
 13,077,000  Orange County CA Improvement Bond V/R Multiple
               LOC's                                              3.70          09/02/18       13,077,000
 40,500,000  Orange County CA Sanitation District Multiple
               Credit Enhancments                                 3.30          08/01/13       40,500,000
 11,000,000  Orange County CA Sanitation District V/R FGIC
               Insured                                            3.70          08/01/17       11,000,000
  1,100,000  Orange County CA Sanitation District V/R LOC -
               National Westminster Bank Plc                      3.80          08/01/15        1,100,000
  2,000,000  Rancho Mirage CA Redevelopment Agency COP
               Project                                            3.70          10/01/16        2,000,000
  2,420,000  Redlands CA Certificates Participation Water
               Treatment Facilities Project FGIC Insured          3.30          09/01/15        2,420,000
 10,000,000  Riverside CA CP                                      2.75          04/07/98       10,000,000
  1,900,000  Riverside County CA COP Series C                     3.45          12/01/15        1,900,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,600,000  Riverside County CA COP Series D                     3.55 %        12/01/15   $    3,600,000
  2,000,000  Sacramento CA CP                                     3.30          04/06/98        2,000,000
  3,000,000  Sacramento CA CP                                     3.40          06/19/98        3,000,000
  1,000,000  Sacramento CA CP                                     3.55          04/06/98        1,000,000
  6,358,000  Sacramento CA MUD Series A                           3.35          06/01/98        6,358,000
  6,000,000  Sacramento CA MUD Series A                           3.40          05/05/98        6,000,000
  1,865,000  Sacramento CA Municipal Revenue Project              3.15          05/04/98        1,865,000
  6,700,000  Sacramento County CA Administration Center &
               Courthouse Project V/R LOC - Union Bank of
               Switzerland                                        3.35          06/01/20        6,700,000
  1,200,000  Sacramento County CA MUD Series Z                    5.70          07/01/98        1,205,539
 27,225,000  Sacramento County CA TRAN                            4.50          09/30/98       27,323,725
  5,000,000  San Bernardino CA Alta Loma Apartments V/R LOC
               - Federal Home Loan Bank of Atlanta                3.45          02/01/23        5,000,000
  1,160,000  San Bernardino County CA IDA Transamerican
               Plastics V/R LOC - National Westminster Bank
               Plc                                                3.55          12/01/06        1,160,000
  2,185,000  San Bernardino County CA MFHR V/R LOC - Federal
               Home Loan Bank of San Francisco                    3.45          05/01/17        2,185,000
  4,925,000  San Bernardino County CA MFHR V/R Series A LOC
               - Federal Home Loan Bank of San Francisco          3.45          05/01/17        4,925,000
    400,000  San Bernardino County CA MFHR Western
               Properties Project II V/R LOC - Bank of
               America                                            3.30          05/01/05          400,000
    700,000  San Bernardino County CA MFHR Western
               Properties Project III V/R LOC - Bank of
               America                                            3.30          08/01/05          700,000
    100,000  San Bernardino County CA MFHR Western
               Properties Project IV V/R LOC - Bank of
               America                                            3.30          08/01/05          100,000
  1,900,000  San Bernardino County CA MFHR Woodview
               Apartments V/R LOC - Bank of America               3.15          04/01/07        1,900,000

------------------------
18

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$15,000,000  San Bernardino County CA TRAN                        4.50 %        06/30/98   $   15,023,143
  2,635,000  San Diego CA MFHR Flora Aparments Series A V/R
               AMT LOC - Swiss Bank                               3.45          06/01/05        2,635,000
  2,920,000  San Diego CA MFHR La Cima Apartments V/R LOC -
               Citibank                                           3.35          12/01/08        2,920,000
  5,200,000  San Diego CA MFHR Lusk Mira Mesa Apartments V/R
               LOC - Bank of America                              3.15          04/01/07        5,200,000
  3,500,000  San Diego CA Multi Family Apartments V/R LOC -
               Bank of America                                    3.35          10/01/15        3,500,000
  5,500,000  San Diego County CA CP                               3.40          05/15/98        5,500,000
  7,400,000  San Diego County CA CP                               4.50          09/30/98        7,424,225
  4,000,000  San Diego County CA Gas & Utility Project            3.40          06/01/98        4,000,000
  5,200,000  San Diego County CA Transportation Revenue
               Project                                            3.10          05/04/98        5,200,000
  3,900,000  San Diego County CA Water System Revenue
               Project                                            3.10          05/04/98        3,900,000
 12,790,000  San Francisco CA Airport Development Project         3.20          05/04/98       12,790,000
 12,335,000  San Francisco CA City & County Finance
               Authority Revenue                                  3.50          09/01/06       12,335,000
  6,550,000  San Francisco CA CP                                  3.35          05/04/98        6,550,000
 23,195,000  San Francisco CA CP                                  3.40          05/21/98       23,195,000
  1,000,000  San Francisco CA CP                                  3.55          05/07/98        1,000,000
 18,700,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Bank of Nova Scotia           3.65          12/01/17       18,700,000
  3,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Bank of Nova Scotia           3.70          12/01/17        3,000,000
  3,200,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Citibank                      3.65          12/01/17        3,200,000
  3,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Citibank                      3.70          12/01/17        3,000,000
 13,750,000  San Francisco CA MFHR Winterland Project V/R
               LOC - Citibank                                     3.60          06/01/06       13,750,000
 15,255,000  San Francisco CA RDFA MFHR Rincon Center V/R
               LOC - Citibank                                     3.60          12/01/06       15,255,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,240,000  San Jacinto CA USD V/R Series A                      3.40 %        09/01/14   $    3,240,000
  5,000,000  San Joaquin County CA CP                             3.15          06/02/98        5,000,000
  4,000,000  San Joaquin County CA CP                             3.40          06/04/98        4,000,000
  7,300,000  San Jose - Santa Clara CA Water Financing
               Authority Sewer Revenue Series B V/R FGIC
               Insured                                            3.25          11/15/20        7,300,000
  1,300,000  San Jose CA MFHR Kimberly Woods Apartments V/R
               LOC - Bank of America                              3.30          11/01/08        1,300,000
  1,500,000  San Jose CA Multifamily Housing Revenue V/R          3.60          03/01/32        1,500,000
  6,800,000  San Jose Redevelopment Agency Project B              3.35          07/01/26        6,800,000
  2,200,000  San Leandro CA MFHR Haas Avenue Apartments V/R
               LOC - Bank of America                              3.30          10/01/07        2,200,000
  5,100,000  Santa Clara CA Electric Revenue V/R Series 85A
               LOC - National Westminster Bank Plc                3.30          07/01/10        5,100,000
  1,600,000  Santa Clara CA Electric Revenue V/R Series 85B
               LOC - National Westminster Bank Plc                3.30          07/01/10        1,600,000
  4,900,000  Santa Clara CA Electric Revenue V/R Series 85C
               LOC - National Westminster Bank Plc                3.30          07/01/10        4,900,000
  1,000,000  Santa Clara County CA MFHR Foxchase Apartments
               V/R Series E FGIC Insured                          3.30          11/01/07        1,000,000
  4,725,000  Simi Valley CA MFHR Creekside Village
               Apartments V/R LOC - Bank of America               3.30          07/01/23        4,725,000
  7,520,000  Southern California Public Power Authority
               Revenue Palo Verde Project AMBAC Insured           3.25          07/01/17        7,520,000
  8,000,000  Southern California State Public Power
               Authority Palo Verde Project Series B AMBAC
               Insured                                            3.25          07/01/09        8,000,000
 16,700,000  Southern California State Public Power
               Authority Southern Transmission Project V/R
               LOC - Swiss Bank                                   3.25          07/01/19       16,700,000

------------------------
20

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$16,385,000  Southern California Waterworks Revenue Series A
               AMBAC Insured                                      3.30 %        06/01/23   $   16,385,000
  1,000,000  Suffolk County NY Industrial Development
               Revenue V/R                                        3.40          02/01/07        1,000,000
  2,500,000  Sweetwater County WY Pollution Control Revenue
               Series A                                           3.75          07/01/15        2,500,000
  6,300,000  Tracy CA MFHR Sycamore Village Apartments V/R
               LOC - Bank of America                              3.00          05/01/15        6,300,000
  1,000,000  Turlock CA COP Irrigation Project V/R Series A       3.40          01/01/26        1,000,000
  4,615,000  Turlock CA Irrigation District Revenue V/R
               Series A LOC - Canadian Imperial Bank of
               Commerce                                           3.40          01/01/14        4,615,000
  1,911,000  Tustin CA Improvement Bond V/R                       3.80          09/02/13        1,911,000
 10,000,000  University of California GO CP                       3.25          05/05/98       10,000,000
 10,300,000  University of California GO CP                       3.40          05/07/98       10,300,000
  8,000,000  University of California GO CP                       3.40          06/01/98        8,000,000
  6,175,000  University of California GO CP                       3.45          05/01/98        6,175,000
 10,000,000  University of California Regents Revenue
               Project                                            3.20          05/04/98       10,000,000
 25,000,000  University of California USD Project Series A        3.20          05/06/98       25,000,000
  6,100,000  Vacaville CA MFHR Western Properties Sycamores
               Project V/R LOC - Bank of America                  3.30          04/01/05        6,100,000
  7,000,000  Ventura County CA CP                                 4.50          07/01/98        7,010,905
  8,300,000  Walnut Creek CA MFHR Creekside Drive Apartments
               V/R LOC - Bank of America                          3.30          04/01/07        8,300,000
  6,900,000  West Basin CA Municipal Water District Revenue
               Project B                                          3.30          08/01/27        6,900,000
 12,000,000  West Covina CA RDA COP V/R Barranca LOC -
               Citibank                                           3.65          09/01/05       12,000,000
  1,535,000  West Covina CA Redevelopment Agency Lease
               Revenue                                            3.35          08/01/18        1,535,000
                                                                                           --------------
             TOTAL CALIFORNIA MUNICIPAL SECURITIES                                         $2,099,776,198
             (Cost $2,099,776,198)

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             PUERTO RICO MUNICIPAL SECURITIES - 0.27%
$ 5,800,000  Puerto Rico Commonwealth Highway Revenue
               Project                                            3.20 %        07/01/28   $    5,800,000
             (Cost $5,800,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,105,576,198)* (Note 1)                          99.37%               $2,105,576,198
              Other Assets and Liabilities, Net                         0.63%                   13,305,161
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,118,881,359
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

------------------------
22

                                             GOVERNMENT MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             FEDERAL AGENCIES - 59.74%
$ 2,000,000  Federal Farm Credit Bank                             5.75 %        09/11/98   $   1,998,314
  1,500,000  Federal Farm Credit Bank                             5.90          06/02/98       1,500,350
  3,000,000  Federal Home Loan Bank                               5.35          04/23/98       2,990,192
  5,000,000  Federal Home Loan Bank                               5.51          09/16/98       4,997,071
  3,000,000  Federal Home Loan Bank                               5.57          03/09/99       2,999,943
  6,000,000  Federal Home Loan Bank                               5.76          06/10/98       5,937,233
  2,000,000  Federal Home Loan Bank                               5.83          12/17/98       2,000,895
  1,500,000  Federal Home Loan Bank                               5.90          06/19/98       1,500,205
  2,000,000  Federal Home Loan Bank                               8.22          05/29/98       2,007,607
  5,000,000  Federal National Mortgage Association                5.65          10/20/98       4,997,825
  2,000,000  Federal National Mortgage Association                5.76          11/04/98       2,000,452
  1,000,000  Student Loan Mortgage Association                    5.38          06/30/98         986,551
  5,000,000  Student Loan Mortgage Association                    5.68          11/12/98       5,000,000
  5,000,000  Student Loan Mortgage Association                    5.68          11/05/98       4,999,702
  2,000,000  Student Loan Mortgage Association                    5.79          09/16/98       1,999,140
                                                                                           --------------
             TOTAL FEDERAL AGENCIES                                                        $  45,915,480
             (Cost $45,915,480)

             VARIABLE AND FLOATING RATE BONDS - 13.00%
$ 3,000,000  Federal Farm Credit Bank                             5.49 %        02/25/99   $   2,998,530
  7,000,000  Federal National Mortgage Association                5.52          07/08/98       6,994,590
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $   9,993,120
             (Cost $9,993,120)

                                                           ---------------------

GOVERNMENT MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 27.19%
$ 9,984,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90 %        04/01/98   $   9,984,000
 10,426,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.85          04/01/98      10,426,000
    493,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98         493,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  20,903,000
             (Cost $20,903,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $76,811,600)* (Note 1)                             99.93%               $  76,811,600
              Other Assets and Liabilities, Net                         0.07%                      55,997
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  76,867,597
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
24

                                                        MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 14.17%
$19,000,000  Abbey National North America                         5.55 %        01/26/99   $   18,990,886
 60,000,000  American Express Co                                  5.56          04/28/98       60,000,000
 22,000,000  Bank of New York                                     5.85          08/20/98       21,987,373
 40,000,000  Bankers Trust                                        5.70          04/03/98       39,988,296
 40,000,000  Bayerische Landesbank                                5.78          07/27/98       39,987,639
 80,000,000  Caisse Nationale De Credit                           5.86          08/11/98       79,977,038
140,000,000  Canandian Imperial Bank                              5.52          04/09/98      140,000,000
 20,000,000  Canandian Imperial Bank                              5.94          10/21/98       19,999,592
 50,000,000  CC USA Inc++                                         6.26          04/15/98       50,000,000
 30,000,000  Harris Bankcorp Inc                                  5.54          05/26/98       29,999,053
 45,000,000  Huntington National Bank                             5.88          08/10/98       44,968,371
 65,000,000  JP Morgan Corp                                       5.80          07/28/98       64,975,113
100,000,000  Key National Bank                                    6.13          04/01/98      100,000,000
 33,000,000  National Westminster Bank                            5.79          07/27/98       33,001,372
142,000,000  Societe Generale (Yankee)                            5.60          01/13/99      141,959,141
 50,000,000  Societe Generale (Yankee)                            5.91          10/15/98       49,976,097
 50,000,000  Societe Generale (Yankee)                            5.97          09/15/98       49,976,111
100,000,000  Swiss Bank                                           5.64          03/12/99       99,937,698
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $1,085,723,780
             (Cost $1,085,723,780)

             COMMERCIAL PAPER - 51.92%
$95,300,000  Abbey National North America                         5.36 %(F)     08/12/98   $   93,412,848
100,000,000  American Express Corp                                5.57 (F)      07/28/98       98,174,278
 54,000,000  Asset Securitization Cooperative Corp++              5.53 (F)      04/14/98       53,892,165
100,000,000  Associates Corp of North America                     5.55 (F)      04/23/98       99,660,833
198,000,000  Bankers Trust New York Corp                          5.37 (F)      08/17/98      193,924,170
 70,000,000  Bankers Trust New York Corp                          5.43 (F)      09/11/98       68,278,992
 50,000,000  Bayerische Landesbank                                5.53 (F)      03/23/99       49,961,155
 33,500,000  Caisee National De Credit Agricole                   5.94 (F)      06/23/98       33,480,789
 50,000,000  Commercial Credit Co                                 5.44 (F)      04/17/98       49,879,111
100,000,000  Corporate Asset Funding Corp++                       5.44 (F)      04/17/98       99,758,222
 40,000,000  Corporate Asset Funding Corp++                       5.50 (F)      06/16/98       39,535,556

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Corporate Asset Funding Corp++                       5.52 %(F)     05/12/98   $   49,685,667
 40,000,000  Corporate Receivables Corp++                         5.44 (F)      04/16/98       39,909,333
 50,000,000  Corporate Receivables Corp++                         5.48 (F)      04/21/98       49,847,778
 75,000,000  Corporate Receivables Corp++                         5.50 (F)      06/12/98       74,175,000
 75,000,000  Cregem North America                                 5.49 (F)      06/25/98       74,027,813
 50,000,000  CXC Inc++                                            5.48 (F)      04/21/98       49,847,778
 57,000,000  Eiger Capital Corp++                                 5.48 (F)      04/14/98       56,887,203
 44,735,000  Falcon Asset Securitization Corp                     5.52 (F)      05/11/98       44,460,625
 37,270,000  Falcon Asset Securitization Corp++                   5.54 (F)      04/22/98       37,149,556
110,786,000  Fleet Funding Group++                                5.53 (F)      04/30/98      110,292,479
150,000,000  Ford Motor Corp                                      5.48 (F)      04/17/98      149,634,667
 40,000,000  Ford Motor Corp                                      5.48 (F)      04/08/98       39,957,378
 50,000,000  General Electric Capital Corp                        5.47 (F)      07/15/98       49,202,292
 99,000,000  General Electric Capital Corp                        5.47 (F)      07/08/98       97,525,835
 25,000,000  General Electric Capital Corp                        5.49 (F)      04/07/98       24,977,125
100,000,000  General Electric Capital Corp                        5.56 (F)      06/12/98       98,888,000
 65,000,000  General Motors Acceptance Corp                       5.53 (F)      04/22/98       64,790,321
100,000,000  General Motors Acceptance Corp                       5.54 (F)      04/16/98       99,769,167
125,000,000  General Motors Acceptance Corp                       5.54 (F)      04/14/98      124,749,931
 70,000,000  Goldman Sachs & Co                                   5.69 (F)      04/17/98       69,822,978
165,000,000  Greenwich Asset Funding Inc++                        5.54 (F)      05/05/98      164,136,683
 75,000,000  Merrill Lynch & Co                                   5.46 (F)      05/13/98       74,522,250
125,000,000  Merrill Lynch & Co                                   5.55 (F)      04/23/98      124,576,042
150,000,000  Morgan Stanley Group                                 5.48 (F)      04/22/98      149,520,500
155,000,000  Morgan Stanley Group                                 5.49 (F)      04/21/98      154,527,250
 33,000,000  NationsBank Corp                                     5.43 (F)      04/23/98       32,890,495
 26,950,000  Prefco Corp++                                        5.48 (F)      04/16/98       26,888,464
 60,350,000  Prefco Corp++                                        5.49 (F)      04/06/98       60,303,983
 25,000,000  Prudential Funding Corp                              5.45 (F)      04/08/98       24,973,507
100,000,000  Prudential Funding Corp                              5.55 (F)      04/07/98       99,907,500
 51,207,000  Receivables Capital Corp++                           5.49 (F)      04/13/98       51,113,291
132,800,000  Sheffield Receivables Corp++                         5.55 (F)      04/28/98      132,247,220
 85,000,000  Sigma Finance Inc++                                  5.37 (F)      08/19/98       83,224,917
 50,000,000  Sigma Finance Inc++                                  5.47 (F)      05/05/98       49,741,694
 49,000,000  Toronto Dominion Holdings Inc                        5.53 (F)      04/13/98       48,909,677
120,000,000  Transamerica Corp                                    5.53 (F)      04/20/98      119,649,767
 45,636,000  Variable Funding Corp++                              5.50 (F)      06/18/98       45,092,171

------------------------
26

                                                        MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$25,000,000  WCP Funding Corp++                                   5.45 %(F)     04/15/98   $   24,947,014
 50,000,000  WCP Funding Corp++                                   5.48 (F)      04/24/98       49,824,944
 50,000,000  WCP Funding Corp++                                   5.50 (F)      06/11/98       49,457,639
101,185,000  Windmill Funding Corp++                              5.50 (F)      04/03/98      101,154,080
 25,141,000  Windmill Funding Corp++                              5.55 (F)      04/16/98       25,082,861
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $3,978,250,994
             (Cost $3,978,250,994)

             CORPORATE BONDS - 10.85%
$60,000,000  Bank of America                                      5.60 %        01/12/99   $   60,000,000
100,000,000  Beta Finance Inc++                                   5.78          10/02/98      100,000,000
 78,000,000  CIT Group Holdings Inc                               5.57          01/27/99       77,937,600
 19,000,000  Huntington National Bank                             5.77          12/09/98       18,997,245
 50,000,000  IBM Credit Corp                                      5.77          11/16/98       50,000,000
105,000,000  Key National Bank                                    5.90          09/17/98      104,971,267
100,000,000  Morgan Guaranty Trust                                5.71          01/08/99       99,962,000
160,000,000  NationsBank Corp                                     5.83          12/22/98      159,904,000
140,000,000  NationsBank Corp                                     5.83          12/29/98      139,892,864
 20,000,000  Sigma Finance Inc                                    5.95          11/20/98       20,000,000
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $  831,664,976
             (Cost $831,664,976)

             VARIABLE AND FLOATING RATE BONDS - 19.97%
$50,000,000  Abbey National North America                         5.65 %        04/15/98   $   49,975,800
 30,000,000  American Express Co                                  5.79          12/15/98       30,000,000
 33,000,000  Bank of America N.A.                                 5.65          04/16/98       32,984,028
 20,000,000  Beta Finance Inc                                     5.81          11/30/98       20,000,000
100,000,000  CIT Group Holdings Inc                               5.57          02/10/99       99,951,340
 52,000,000  CIT Group Holdings Inc                               5.60          05/22/98       51,964,853
 50,000,000  Comerica Bank                                        5.63          09/17/98       49,977,950
 50,000,000  Comerica Inc                                         5.64          07/13/98       49,982,965
 97,000,000  Comerica Inc                                         5.77          12/14/98       96,981,667
 75,000,000  FCC National Bank                                    5.60          06/11/98       74,988,452

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS (CONTINUED)
$40,000,000  Ford Motor Credit Co                                 5.79 %        01/07/99   $   40,000,000
 60,000,000  Huntington National Bank                             5.64          08/28/98       59,991,259
100,000,000  International Business Machines                      5.55          02/22/99       99,936,220
 50,000,000  JP Morgan Co                                         5.99          12/16/98       50,000,000
 74,000,000  Key Bank                                             5.55          02/24/99       73,949,680
 50,000,000  Key Bank                                             5.78          12/15/98       49,995,200
 90,000,000  Morgan Guaranty Trust                                5.96          06/22/98       89,969,736
100,000,000  Northern Trust Corp                                  5.60          07/30/98       99,951,200
150,000,000  Royal Bank of Canada                                 5.54          02/09/99      149,898,000
 45,000,000  Sigma Finance Inc                                    5.84          11/05/98       45,000,000
 65,000,000  Sigma Finance Inc                                    6.00          09/15/98       65,000,000
 50,000,000  Societe Generale                                     5.65          08/03/98       49,980,590
100,000,000  Walt Disney Co                                       5.61          02/10/99       99,973,750
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $1,530,452,690
             (Cost $1,530,452,690)

             REPURCHASE AGREEMENTS - 2.88%
$60,939,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90          04/01/98   $   60,939,000
159,932,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98      159,932,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  220,871,000
             (Cost $220,871,000)

------------------------
28

                                                        MONEY MARKET MUTUAL FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $7,646,963,440)* (Note 1)                          99.79%               $7,646,963,440
              Other Assets and Liabilities, Net                         0.21                    15,793,396
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $7,662,756,836
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES - 99.04%
             ARIZONA - 5.26%
$   975,000  Chandler AZ Industrial Development V/R Project
               LOC - Citibank N.A.                                3.75 %        12/01/02   $     975,000
  5,000,000  Maricopa AZ PCR Public Service Co                    3.25          05/01/98       5,000,000
                                                                                           --------------
                                                                                           $   5,975,000

             CALIFORNIA - 0.53%
$   500,000  California HFFA V/R FSA Insured                      3.70 %        07/01/22   $     500,000
    100,000  California Statewide CDA COP                         3.75          06/01/26         100,000
                                                                                           --------------
                                                                                           $     600,000

             COLORADO - 1.85%
$ 1,600,000  Colorado State Student Loan Obligation Bond
               Authority Series A                                 3.75 %        03/01/24   $   1,600,000
    500,000  Douglas County CO Multifamily Revenue Project        3.75          07/01/06         500,000
                                                                                           --------------
                                                                                           $   2,100,000

             FLORIDA - 13.64%
$ 2,000,000  Indian River County FL Hospital Series 1990          3.75 %        04/07/98   $   2,000,000
  1,000,000  Indian River County FL Hospital Service Revenue      3.20          05/04/98       1,000,000
  3,000,000  Jacksonville FL Electric Authority GO                3.70          04/07/98       3,000,000
  6,500,000  Palm Beach FL Hospital Service Revenue               3.55          06/04/98       6,500,000
  3,000,000  Sunshine State FL PCR Series A                       3.75          04/07/98       3,000,000
                                                                                           --------------
                                                                                           $  15,500,000

------------------------
30

                                      NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             GEORGIA - 4.40%
$ 3,195,000  Georgia State Municipal Electric Authority
               Series A                                           3.45 %        08/03/98   $   3,195,000
  1,800,000  Georgia State Power Revenue Project                  3.20          05/04/98       1,800,000
                                                                                           --------------
                                                                                           $   4,995,000

             KANSAS - 1.29%
$ 1,470,000  Topeka KS Multifamily Housing Project                3.45 %        01/01/09   $   1,470,000

             KENTUCKY - 2.91%
$ 3,300,000  Kentucky Higher Educational Student Loan Corp
               Series A                                           3.75 %        06/01/26   $   3,300,000

             LOUISIANA - 1.32%
$ 1,500,000  New Orleans Aviation Board Revenue MBIA Insured      3.75 %        08/05/15   $   1,500,000

             MAINE - 0.88%
$ 1,000,000  Maine Educational Loan Marketing Corp Student
               Loan Revenue Series A                              3.75 %        05/01/32   $   1,000,000

             MARYLAND - 8.36%
$ 6,500,000  Anarundle MD Hospital Services Revenue Series A      3.45 %        04/07/98   $   6,500,000
  3,000,000  Baltimore MD USD Revenue Project                     3.40          04/09/98       3,000,000
                                                                                           --------------
                                                                                           $   9,500,000

             MASSACHUSETTS - 4.40%
$ 5,000,000  Massachusetts State Water Revenue Project            3.25 %        05/06/98   $   5,000,000

             MISSISSIPPI - 1.14%
$ 1,300,000  Mississippi Business Finance Corp Solid Waste
               Disposal Revenue Project B                         3.80 %        07/01/22   $   1,300,000

                                                           ---------------------

NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             MISSOURI - 0.88%
$ 1,000,000  Missouri Higher Educational Loan Authority
               Student Loan Revenue Series B                      3.80 %        06/01/20   $   1,000,000

             NEW HAMPSHIRE - 0.88%
$ 1,000,000  New Hampshire Business Finance Authority
               Revenue Project                                    3.80 %        05/01/21   $   1,000,000

             NEW JERSEY - 5.28%
$ 5,000,000  New Jersey State Turnpike Revenue Series A           3.40 %        05/21/98   $   5,000,000
  1,000,000  New Jersey State Turnpike Revenue Series D           3.15          01/01/18       1,000,000
                                                                                           --------------
                                                                                           $   6,000,000

             NEW YORK - 0.18%
$   200,000  New York NY Municipal Assistance Corp                3.50 %        07/01/08   $     200,000

             NORTH CAROLINA - 3.35%
$ 3,800,000  North Carolina State Airport Revenue Series A        3.45 %        08/03/98   $   3,800,000

             OHIO - 0.88%
$ 1,000,000  Ohio State Air Quality Development Authority
               Revenue                                            3.20 %        05/04/98   $   1,000,000

             PENNSYLVANIA - 0.88%
$ 1,000,000  Delaware Valley PA Regional Finance Authority        3.65 %        08/01/16   $   1,000,000

             PUERTO RICO - 4.40%
$ 5,000,000  Commonwealth of Puerto Rico Highway &
               Transportation Authority Series A                  3.20 %        07/01/28   $   5,000,000

------------------------
32

                                      NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             TEXAS - 16.52%
$   800,000  Austin TX Tax & Revenue Anticipation                 3.70 %        04/09/98   $     800,064
  1,000,000  Gulf Coast TX Health Service Revenue Project         3.25          04/14/98       1,000,000
  3,500,000  Gulf Coast TX HFA Revenue Series A                   3.50          08/07/98       3,500,000
  5,000,000  Houston TX Tax & Revenue Anticipation                3.20          05/06/98       5,000,000
  1,000,000  San Antonio TX Tax & RAN Series A                    3.70          04/09/98       1,000,080
  3,500,000  Texas A&M University Educational Revenue
               Project                                            3.40          05/21/98       3,500,000
  3,960,000  Texas State Tendered Optional Certificates           3.78          10/01/06       3,960,000
                                                                                           --------------
                                                                                           $  18,760,144

             UTAH - 12.77%
$ 5,000,000  Intermountain UT Power Agency Series A               3.25 %        05/01/98   $   5,000,000
  5,000,000  Intermountain UT Power Agency Series A               3.35          05/01/98       5,000,000
  4,500,000  Utah State Pollution Control Revenue Series A        3.20          05/04/98       4,500,000
                                                                                           --------------
                                                                                           $  14,500,000

             WISCONSIN - 7.04%
$ 8,000,000  Wisconsin State Municipal Electric Authority         3.25 %        05/01/98   $   8,000,000
                                                                                           --------------
             TOTAL MUNICIPAL SECURITIES                                                    $ 112,500,144
             (Cost $112,500,144)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $112,500,144)* (Note 1)                            99.04%               $  112,500,144
              Other Assets and Liabilities, Net                         0.96%                    1,094,988
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  113,595,132
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

TREASURY MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 54.26%
             U.S. TREASURY BILLS - 23.13%
$50,000,000  U.S. Treasury Bills                                  5.16 %(F)     04/30/98   $   49,786,528
272,000,000  U.S. Treasury Bills                                  5.32 (F)      04/16/98      271,390,355
175,000,000  U.S. Treasury Bills                                  5.32 (F)      04/23/98      174,432,507
                                                                                           --------------
                                                                                           $  495,609,390

             U.S. TREASURY NOTES - 31.13%
$27,000,000  U.S. Treasury Notes                                  4.75 %        08/31/98   $   26,904,291
 81,470,000  U.S. Treasury Notes                                  5.13          04/30/98       81,409,642
 34,750,000  U.S. Treasury Notes                                  5.13          06/30/98       34,690,136
  8,500,000  U.S. Treasury Notes                                  5.88          04/30/98        8,502,407
 75,000,000  U.S. Treasury Notes                                  6.00          09/30/98       75,193,892
123,800,000  U.S. Treasury Notes                                  6.13          05/15/98      123,850,564
 75,520,000  U.S. Treasury Notes                                  6.13          08/31/98       75,637,808
 44,640,000  U.S. Treasury Notes                                  6.38          01/15/99       44,987,255
 14,340,000  U.S. Treasury Notes                                  7.13          10/15/98       14,448,818
 29,750,000  U.S. Treasury Notes                                  7.88          04/15/98       29,769,743
100,625,000  U.S. Treasury Notes                                  8.25          07/15/98      101,404,019
 49,775,000  U.S. Treasury Notes                                  6.25          03/31/99       50,142,657
                                                                                           --------------
                                                                                           $  666,941,232
             TOTAL U.S. TREASURY SECURITIES                                                $1,162,550,622
             (Cost $1,162,550,622)

------------------------
34

                                               TREASURY MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 45.73%
$64,665,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90          04/01/98   $   64,665,000
310,024,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.85          04/01/98      310,024,000
215,434,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98      215,434,000
389,735,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.90          04/01/98      389,735,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  979,858,000
             (Cost $979,858,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,142,408,622)* (Note 1)                          99.99%               $2,142,408,622
              Other Assets and Liabilities, Net                         0.01%                      286,556
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,142,695,178
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                                 CALIFORNIA
                                                   TAX-FREE
                                               MONEY MARKET
                                                MUTUAL FUND
-----------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $20,903,000 for the Government
    Money Market Mutual Fund and
    $979,858,000 for the Treasury Money
    Market Mutual Fund)                      $2,105,576,198
  Cash                                            1,676,013
Receivables:
  Interest                                       18,450,981
Organization expenses, net of
  amortization                                            0
Prepaid expenses                                     47,936
TOTAL ASSETS                                  2,125,751,128
LIABILITIES
Payables:
  Distribution to shareholders                    4,448,216
  Due to sponsor and distributor (Note
    2)                                            1,205,281
  Due to adviser (Note 2)                         1,039,029
  Other                                             177,243
TOTAL LIABILITIES                                 6,869,769

TOTAL NET ASSETS
                                             $2,118,881,359
NET ASSETS CONSIST OF:
  Paid-in capital                            $2,119,051,518
  Undistributed net realized gain (loss)
    on investments                                 (170,159)
TOTAL NET ASSETS                             $2,118,881,359
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A(1)                      $2,118,881,359
Shares outstanding - Class A(1)               2,119,056,325
Net asset value and offering price per
  share - Class A(1)                         $         1.00
Net assets - Administrative Class                       N/A
Shares outstanding - Administrative
  Class                                                 N/A
Net asset value and offering price per
  share - Administrative Class                          N/A
Net assets - Class E                                    N/A
Shares outstanding - Class E                            N/A
Net asset value and offering price per
  share - Class E                                       N/A
Net assets - Institutional Class                        N/A
Shares outstanding - Institutional Class                N/A
Net asset value and offering price per
  share - Institutional Class                           N/A
Net assets - Class S/Service Class                      N/A
Shares outstanding - Class S/Service
  Class                                                 N/A
Net asset value and offering price per
  share - Class S/Service Class                         N/A
-----------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.

The accompanying notes are an integral part of these financial statements.

------------------------
36

                            STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                              GOVERNMENT                            NATIONAL
                                                   MONEY              MONEY         TAX-FREE           TREASURY
                                                  MARKET       MONEY MARKET     MONEY MARKET       MONEY MARKET
                                             MUTUAL FUND        MUTUAL FUND      MUTUAL FUND        MUTUAL FUND
---------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $20,903,000 for the Government
    Money Market Mutual Fund and
    $979,858,000 for the Treasury Money
    Market Mutual Fund)                      $76,811,600     $7,646,963,440     $112,500,144     $2,142,408,622
  Cash                                             1,713              1,403        1,088,648              2,857
Receivables:
  Interest                                       469,140         52,294,908          533,676          9,868,046
Organization expenses, net of
  amortization                                         0              9,756           22,979             63,038
Prepaid expenses                                     642            156,171            8,873             84,842
TOTAL ASSETS                                  77,283,095      7,699,425,678      114,154,320      2,152,427,405
LIABILITIES
Payables:
  Distribution to shareholders                   306,955         30,656,423          402,697          8,397,184
  Due to sponsor and distributor (Note
    2)                                            47,818          1,647,650           24,669            250,453
  Due to adviser (Note 2)                         33,471          4,330,327           38,664            920,731
  Other                                           27,254             34,442           93,158            163,859
TOTAL LIABILITIES                                415,498         36,668,842          559,188          9,732,227

TOTAL NET ASSETS
                                             $76,867,597     $7,662,756,836     $113,595,132     $2,142,695,178
NET ASSETS CONSIST OF:
  Paid-in capital                            $76,867,597     $7,663,269,004     $113,605,821     $2,142,662,386
  Undistributed net realized gain (loss)
    on investments                                     0           (512,168)         (10,689)            32,792
TOTAL NET ASSETS                             $76,867,597     $7,662,756,836     $113,595,132     $2,142,695,178
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A(1)                      $76,867,597     $6,711,584,408     $ 59,292,823     $  381,593,557
Shares outstanding - Class A(1)               76,868,811      6,711,334,214       59,296,795        381,625,486
Net asset value and offering price per
  share - Class A(1)                         $      1.00     $         1.00     $       1.00     $         1.00
Net assets - Administrative Class                    N/A                N/A              N/A     $  176,942,422
Shares outstanding - Administrative
  Class                                              N/A                N/A              N/A        176,927,656
Net asset value and offering price per
  share - Administrative Class                       N/A                N/A              N/A     $         1.00
Net assets - Class E                                 N/A                N/A              N/A     $  715,554,329
Shares outstanding - Class E                         N/A                N/A              N/A        715,543,643
Net asset value and offering price per
  share - Class E                                    N/A                N/A              N/A     $         1.00
Net assets - Institutional Class                     N/A                N/A     $ 54,302,309     $  501,493,743
Shares outstanding - Institutional Class             N/A                N/A       54,309,026        501,621,987
Net asset value and offering price per
  share - Institutional Class                        N/A                N/A     $       1.00     $         1.00
Net assets - Class S/Service Class                   N/A     $  951,172,428              N/A     $  367,111,127
Shares outstanding - Class S/Service
  Class                                              N/A        951,143,769              N/A        367,119,468
Net asset value and offering price per
  share - Class S/Service Class                      N/A     $         1.00              N/A     $         1.00
---------------------------------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 1998

                                                CALIFORNIA
                                                  TAX-FREE
                                              MONEY MARKET
                                               MUTUAL FUND
----------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $  56,802,847
TOTAL INVESTMENT INCOME                         56,802,847

EXPENSES (NOTE 2)
  Advisory fees                                  8,096,781
  Administration fees                            1,005,092
  Custody fees                                     285,406
  Shareholder servicing fees                     4,865,940
  Portfolio accounting fees                        385,896
  Transfer agency fees                           1,621,980
  Distribution fees                                431,642
  Organization costs                                     0
  Legal and audit fees                              86,154
  Registration fees                                100,431
  Directors' fees                                    3,585
  Shareholder reports                              145,275
  Other                                             53,553
TOTAL EXPENSES                                  17,081,735
Less:
  Waived fees and reimbursed expenses           (6,538,104)
Net Expenses                                    10,543,631
NET INVESTMENT INCOME                           46,259,216
  Net realized gain (loss) on sale of
    investments                                    (95,156)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $  46,164,060
----------------------------------------------------------

(1) INCLUDES AMOUNTS ALLOCATED FROM THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

------------------------
38

                     STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 1998

                                                                              NATIONAL
                                             GOVERNMENT         MONEY         TAX-FREE       TREASURY
                                           MONEY MARKET        MARKET     MONEY MARKET   MONEY MARKET
                                            MUTUAL FUND   MUTUAL FUND  MUTUAL FUND (1)    MUTUAL FUND
-----------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                $   3,781,242  $357,173,870  $     2,591,806  $ 101,243,245
TOTAL INVESTMENT INCOME                       3,781,242   357,173,870        2,591,806    101,243,245

EXPENSES (NOTE 2)
  Advisory fees                                 170,050    24,931,846          222,621      4,584,749
  Administration fees                            41,964     3,861,514           47,644      1,133,896
  Custody fees                                   11,359     1,049,145           12,409        306,262
  Shareholder servicing fees                    170,050    18,315,799           93,068      3,397,289
  Portfolio accounting fees                      67,201     1,314,350           43,882        430,278
  Transfer agency fees                           68,020     6,246,988           44,716      1,014,143
  Distribution fees                              34,010     7,438,602           18,612        961,527
  Organization costs                             36,908        56,578           14,777        134,532
  Legal and audit fees                           24,725       241,368           31,022         68,980
  Registration fees                              14,908       294,439           42,944        285,055
  Directors' fees                                 4,788         4,880            4,562          4,689
  Shareholder reports                            15,550       249,999           37,281         37,494
  Other                                          15,941       120,689            5,431         32,393
TOTAL EXPENSES                                  675,474    64,126,197          618,969     12,391,287
Less:
  Waived fees and reimbursed expenses          (165,972)  (11,417,518)        (245,072)    (3,403,022)
Net Expenses                                    509,502    52,708,679          373,897      8,988,265
NET INVESTMENT INCOME                         3,271,740   304,465,191        2,217,909     92,254,980
  Net realized gain (loss) on sale of
    investments                                     892       495,081          (10,252)       104,070
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $   3,272,632  $304,960,272  $     2,207,657  $  92,359,050
-----------------------------------------------------------------------------------------------------

(1) INCLUDES AMOUNTS ALLOCATED FROM THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                     CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                                             ----------------------------------------------------
                                                    FOR THE
                                                 YEAR ENDED        FOR THE SIX       FOR THE NINE
                                                  MARCH 31,       MONTHS ENDED       MONTHS ENDED
                                                   1998 (2)     MARCH 31, 1997     SEPT. 30, 1996
-------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   46,259,216     $   17,334,760     $   22,129,891
  Net realized gain (loss) on sale of
    investments                                     (95,156)           (20,256)            39,647
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  46,164,060         17,314,504         22,169,538

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (46,259,216)       (17,334,760)       (22,129,891)
    ADMINISTRATIVE CLASS                                N/A                N/A                N/A
    CLASS E                                             N/A                N/A                N/A
    INSTITUTIONAL CLASS                                 N/A                N/A                N/A
    CLASS S/SERVICE CLASS                               N/A                N/A                N/A
  In excess of net investment income
    CLASS A                                               0                  0                  0
    ADMINISTRATIVE CLASS                                N/A                N/A                N/A
    CLASS E                                             N/A                N/A                N/A
    INSTITUTIONAL CLASS                                 N/A                N/A                N/A
    CLASS S/SERVICE CLASS                               N/A                N/A                N/A
  From net realized gain on sale of
    investments
    CLASS A                                               0                  0                  0
    ADMINISTRATIVE CLASS                                N/A                N/A                N/A
    CLASS E                                             N/A                N/A                N/A
    INSTITUTIONAL CLASS                                 N/A                N/A                N/A
    CLASS S/SERVICE CLASS                               N/A                N/A                N/A

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class
    A (1)                                     2,490,901,512        991,867,267        856,726,858
  Reinvestment of dividends - Class
    A (1)                                        43,220,033         16,764,042         22,241,153
  Cost of shares redeemed - Class A (1)      (1,799,455,338)      (785,731,636)      (748,580,464)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A (1)                      734,666,207        222,899,673        130,387,547
  Proceeds from shares sold -
    Administrative Class                                N/A                N/A                N/A
  Reinvestment of dividends -
    Administrative Class                                N/A                N/A                N/A
  Cost of shares redeemed -
    Administrative Class                                N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATIVE CLASS                     N/A                N/A                N/A
  Proceeds from shares sold - Class E                   N/A                N/A                N/A
  Reinvestment of dividends - Class E                   N/A                N/A                N/A
  Cost of shares redeemed - Class E                     N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                  N/A                N/A                N/A
  Proceeds from shares sold -
    Institutional Class                                 N/A                N/A                N/A
  Reinvestment of dividends -
    Institutional Class                                 N/A                N/A                N/A
  Cost of shares redeemed -
    Institutional Class                                 N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                      N/A                N/A                N/A
  Proceeds from shares sold - Class
    S/Service Class                                     N/A                N/A                N/A
  Reinvestment of dividends - Class
    S/Service Class                                     N/A                N/A                N/A
  Cost of shares redeemed - Class
    S/Service Class                                     N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS                    N/A                N/A                N/A
INCREASE (DECREASE) IN NET ASSETS               734,571,051        222,879,417        130,427,194

NET ASSETS:
  Beginning net assets                        1,384,310,308      1,161,430,891      1,031,003,697
  ENDING NET ASSETS                          $2,118,881,359     $1,384,310,308     $1,161,430,891
-------------------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
(2) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS CALIFORNIA TAX-FREE MONEY MARKET FUND. SEE NOTE 1.
(3) PROCEEDS FROM SHARES SOLD INCLUDES $194,880,059 FOR CLASS A AND $19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS. SEE NOTE 1.
(4)  THE INSTITUTIONAL CLASS CEASED OPERATIONS ON SEPTEMBER 29, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------
40

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        MONEY MARKET
                                                             GOVERNMENT MONEY MARKET MUTUAL FUND         MUTUAL FUND
                                             ---------------------------------------------------     ---------------
                                                   FOR THE       FOR THE SIX
                                                YEAR ENDED      MONTHS ENDED             FOR THE             FOR THE
                                                 MARCH 31,         MARCH 31,          YEAR ENDED          YEAR ENDED
                                                      1998              1997      SEPT. 30, 1996      MARCH 31, 1998
--------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   3,271,740     $   1,354,153     $     4,369,090     $   304,465,191
  Net realized gain (loss) on sale of
    investments                                        892              (794)                 69             495,081
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  3,272,632         1,353,359           4,369,159         304,960,272

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (3,271,740)       (1,354,153)         (4,369,090)       (267,569,450)
    ADMINISTRATIVE CLASS                               N/A               N/A                 N/A                 N/A
    CLASS E                                            N/A               N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                N/A               N/A                 N/A            (188,647)(4)
    CLASS S/SERVICE CLASS                              N/A               N/A                 N/A         (36,707,094)
  In excess of net investment income
    CLASS A                                              0                 0              (1,214)                  0
    ADMINISTRATIVE CLASS                               N/A               N/A                 N/A                 N/A
    CLASS E                                            N/A               N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                N/A               N/A                 N/A                   0(4)
    CLASS S/SERVICE CLASS                              N/A               N/A                 N/A                   0
  From net realized gain on sale of
    investments
    CLASS A                                           (167)                0                   0                   0
    ADMINISTRATIVE CLASS                               N/A               N/A                 N/A                 N/A
    CLASS E                                            N/A               N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                N/A               N/A                 N/A                   0(4)
    CLASS S/SERVICE CLASS                              N/A               N/A                 N/A                   0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class
    A (1)                                      199,262,173       133,575,235       1,617,283,570       4,063,160,668
  Reinvestment of dividends - Class
    A (1)                                        1,543,518           636,690           1,166,154         255,837,441
  Cost of shares redeemed - Class A (1)       (184,162,738)     (139,023,174)     (1,662,781,053)     (2,247,997,951)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A (1)                      16,642,953        (4,811,249)        (44,331,329)      2,071,000,158
  Proceeds from shares sold -
    Administrative Class                               N/A               N/A                 N/A                 N/A
  Reinvestment of dividends -
    Administrative Class                               N/A               N/A                 N/A                 N/A
  Cost of shares redeemed -
    Administrative Class                               N/A               N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATIVE CLASS                    N/A               N/A                 N/A                 N/A
  Proceeds from shares sold - Class E                  N/A               N/A                 N/A                 N/A
  Reinvestment of dividends - Class E                  N/A               N/A                 N/A                 N/A
  Cost of shares redeemed - Class E                    N/A               N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                 N/A               N/A                 N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                                N/A               N/A                 N/A           2,301,111(4)
  Reinvestment of dividends -
    Institutional Class                                N/A               N/A                 N/A             215,236(4)
  Cost of shares redeemed -
    Institutional Class                                N/A               N/A                 N/A         (11,839,183)(4)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                     N/A               N/A                 N/A          (9,322,836)(4)
  Proceeds from shares sold - Class
    S/Service Class                                    N/A               N/A                 N/A       1,708,294,353
  Reinvestment of dividends - Class
    S/Service Class                                    N/A               N/A                 N/A          35,725,155
  Cost of shares redeemed - Class
    S/Service Class                                    N/A               N/A                 N/A      (1,500,695,653)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS                   N/A               N/A                 N/A         243,323,855
INCREASE (DECREASE) IN NET ASSETS               16,643,678        (4,812,043)        (44,332,474)      2,305,496,258

NET ASSETS:
  Beginning net assets                          60,223,919        65,035,962         109,368,436       5,357,260,578
  ENDING NET ASSETS                          $  76,867,597     $  60,223,919     $    65,035,962     $ 7,662,756,836
--------------------------------------------------------------------------------------------------------------------


                                                                 FOR THE NINE
                                              FOR THE SIX        MONTHS ENDED
                                             MONTHS ENDED           SEPT. 30,
                                           MARCH 31, 1997            1996 (3)
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                   $   113,510,355     $   132,402,988
  Net realized gain (loss) on sale of
    investments                                   215,989             740,929
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                               113,726,344         133,143,917
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                   (98,818,921)       (113,221,991)
    ADMINISTRATIVE CLASS                              N/A                 N/A
    CLASS E                                           N/A                 N/A
    INSTITUTIONAL CLASS                          (276,412)            (62,154)
    CLASS S/SERVICE CLASS                     (14,415,022)        (19,122,485)
  In excess of net investment income
    CLASS A                                             0                   0
    ADMINISTRATIVE CLASS                              N/A                 N/A
    CLASS E                                           N/A                 N/A
    INSTITUTIONAL CLASS                                 0                   0
    CLASS S/SERVICE CLASS                               0                   0
  From net realized gain on sale of
    investments
    CLASS A                                             0                   0
    ADMINISTRATIVE CLASS                              N/A                 N/A
    CLASS E                                           N/A                 N/A
    INSTITUTIONAL CLASS                                 0                   0
    CLASS S/SERVICE CLASS                               0                   0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class
    A (1)                                   1,566,360,081       2,061,107,506
  Reinvestment of dividends - Class
    A (1)                                      93,188,135         111,610,934
  Cost of shares redeemed - Class A (1)      (819,490,109)     (1,266,041,632)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A (1)                    840,058,107         906,676,808
  Proceeds from shares sold -
    Administrative Class                              N/A                 N/A
  Reinvestment of dividends -
    Administrative Class                              N/A                 N/A
  Cost of shares redeemed -
    Administrative Class                              N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATIVE CLASS                   N/A                 N/A
  Proceeds from shares sold - Class E                 N/A                 N/A
  Reinvestment of dividends - Class E                 N/A                 N/A
  Cost of shares redeemed - Class E                   N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                         2,187,477          19,474,700
  Reinvestment of dividends -
    Institutional Class                           279,884                   0
  Cost of shares redeemed -
    Institutional Class                       (11,728,408)           (882,494)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS             (9,261,047)         18,592,206
  Proceeds from shares sold - Class
    S/Service Class                           813,386,639       1,063,771,625
  Reinvestment of dividends - Class
    S/Service Class                            14,334,388          19,240,628
  Cost of shares redeemed - Class
    S/Service Class                          (819,204,427)     (1,002,807,161)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS            8,516,600          80,205,092
INCREASE (DECREASE) IN NET ASSETS             839,529,649       1,006,211,393
NET ASSETS:
  Beginning net assets                      4,517,730,929       3,511,519,536
  ENDING NET ASSETS                       $ 5,357,260,578     $ 4,517,730,929
--------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                 NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND
                                             ----------------------------------------------
                                                                                 FROM APRIL
                                                                                    2, 1996
                                                                                (COMMENCEMENT
                                                   FOR THE      FOR THE SIX              OF
                                                YEAR ENDED     MONTHS ENDED     OPERATIONS)
                                                 MARCH 31,        MARCH 31,        TO SEPT.
                                                  1998 (2)             1997        30, 1996
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   2,217,909     $    181,596     $    40,567
  Net realized gain (loss) on sale of
    investments                                    (10,252)               0            (437)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  2,207,657          181,596          40,130

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (1,076,631)        (181,596)        (40,567)
    ADMINISTRATIVE CLASS                               N/A              N/A             N/A
    CLASS E                                            N/A              N/A             N/A
    INSTITUTIONAL CLASS                         (1,141,278)(4)          N/A             N/A
    CLASS S/SERVICE CLASS                              N/A              N/A             N/A
  In excess of net investment income
    CLASS A                                              0                0               0
    ADMINISTRATIVE CLASS                               N/A              N/A             N/A
    CLASS E                                            N/A              N/A             N/A
    INSTITUTIONAL CLASS                                  0(4)           N/A             N/A
    CLASS S/SERVICE CLASS                              N/A              N/A             N/A
  From net realized gain on sale of
    investments
    CLASS A                                              0                0               0
    ADMINISTRATIVE CLASS                               N/A              N/A             N/A
    CLASS E                                            N/A              N/A             N/A
    INSTITUTIONAL CLASS                                  0(4)           N/A             N/A
    CLASS S/SERVICE CLASS                              N/A              N/A             N/A

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class
    A (1)                                      243,931,011       54,084,381      14,242,313
  Reinvestment of dividends - Class
    A (1)                                          999,129          141,020          30,552
  Cost of shares redeemed - Class A (1)       (220,887,156)     (23,947,189)     (9,297,266)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A (1)                      24,042,984       30,278,212       4,975,599
  Proceeds from shares sold -
    Administrative Class                               N/A              N/A             N/A
  Reinvestment of dividends -
    Administrative Class                               N/A              N/A             N/A
  Cost of shares redeemed -
    Administrative Class                               N/A              N/A             N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATIVE CLASS                    N/A              N/A             N/A
  Proceeds from shares sold - Class E                  N/A              N/A             N/A
  Reinvestment of dividends - Class E                  N/A              N/A             N/A
  Cost of shares redeemed - Class E                    N/A              N/A             N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                 N/A              N/A             N/A
  Proceeds from shares sold -
    Institutional Class                        436,296,534(4)           N/A             N/A
  Reinvestment of dividends -
    Institutional Class                            226,125(4)           N/A             N/A
  Cost of shares redeemed -
    Institutional Class                       (382,213,633)(4)          N/A             N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS              54,309,026(4)           N/A             N/A
  Proceeds from shares sold - Class
    S/Service Class                                    N/A              N/A             N/A
  Reinvestment of dividends - Class
    S/Service Class                                    N/A              N/A             N/A
  Cost of shares redeemed - Class
    S/Service Class                                    N/A              N/A             N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS                   N/A              N/A             N/A
INCREASE (DECREASE) IN NET ASSETS               78,341,758       30,278,212       4,975,162

NET ASSETS:
  Beginning net assets                          35,253,374        4,975,162               0
  ENDING NET ASSETS                          $ 113,595,132     $ 35,253,374     $ 4,975,162
-------------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
(2) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND. SEE NOTE 1.
(3) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND. SEE NOTE 1.
(4)  THIS CLASS COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------
42

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                   TREASURY MONEY MARKET MUTUAL FUND
                                             -------------------------------------------------------
                                                     FOR THE
                                                  YEAR ENDED         FOR THE SIX             FOR THE
                                                   MARCH 31,        MONTHS ENDED          YEAR ENDED
                                                    1998 (3)      MARCH 31, 1997      SEPT. 30, 1996
----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    92,254,980     $    45,105,801     $    97,930,686
  Net realized gain (loss) on sale of
    investments                                      104,070               1,017              39,272
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   92,359,050          45,106,818          97,969,958

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (7,909,738)         (1,327,300)         (2,763,079)
    ADMINISTRATIVE CLASS                          (2,844,289)(4)             N/A                 N/A
    CLASS E                                      (35,555,799)           (905,615)                N/A
    INSTITUTIONAL CLASS                          (25,427,944)        (12,730,969)        (62,003,165)
    CLASS S/SERVICE CLASS                        (20,517,210)        (30,141,918)        (33,164,442)
  In excess of net investment income
    CLASS A                                                0                   0                (293)
    ADMINISTRATIVE CLASS                                   0(4)              N/A                 N/A
    CLASS E                                                0                   0                 N/A
    INSTITUTIONAL CLASS                                    0                   0             (14,701)
    CLASS S/SERVICE CLASS                                  0                   0              (4,695)
  From net realized gain on sale of
    investments
    CLASS A                                           (1,806)             (1,075)                  0
    ADMINISTRATIVE CLASS                                   0(4)              N/A                 N/A
    CLASS E                                          (30,443)                  0                 N/A
    INSTITUTIONAL CLASS                              (24,671)            (12,378)                  0
    CLASS S/SERVICE CLASS                            (15,375)            (25,819)                  0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class
    A (1)                                      1,005,876,144         101,803,141         265,329,368
  Reinvestment of dividends - Class
    A (1)                                          1,522,843             117,496             303,969
  Cost of shares redeemed - Class A (1)         (692,285,990)        (89,139,342)       (211,928,115)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A (1)                       315,112,997          12,781,295          53,705,222
  Proceeds from shares sold -
    Administrative Class                         267,085,382(4)              N/A                 N/A
  Reinvestment of dividends -
    Administrative Class                           2,351,192(4)              N/A                 N/A
  Cost of shares redeemed -
    Administrative Class                         (92,509,640)(4)             N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATIVE CLASS              176,926,934(4)              N/A                 N/A
  Proceeds from shares sold - Class E          1,732,685,997         892,833,080                 N/A
  Reinvestment of dividends - Class E                      0                   0                 N/A
  Cost of shares redeemed - Class E           (1,837,801,845)        (72,176,053)                N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                          (105,115,848)        820,657,027                 N/A
  Proceeds from shares sold -
    Institutional Class                        1,810,109,209         998,327,768       4,920,884,222
  Reinvestment of dividends -
    Institutional Class                            3,525,822             978,929           1,018,863
  Cost of shares redeemed -
    Institutional Class                       (1,761,790,304)     (1,090,336,130)     (4,417,665,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                51,844,727         (91,029,433)        504,237,888
  Proceeds from shares sold - Class
    S/Service Class                            2,944,938,309       2,043,006,993       3,893,787,080
  Reinvestment of dividends - Class
    S/Service Class                                1,738,759             348,407             227,942
  Cost of shares redeemed - Class
    S/Service Class                           (3,062,973,983)     (2,900,254,375)     (3,555,407,931)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS            (116,296,915)       (856,898,975)        338,607,091
INCREASE (DECREASE) IN NET ASSETS                322,503,670        (114,528,342)        896,569,784

NET ASSETS:
  Beginning net assets                         1,820,191,508       1,934,719,850       1,038,150,066
  ENDING NET ASSETS                          $ 2,142,695,178     $ 1,820,191,508     $ 1,934,719,850
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                                                ----------------------------------------------
                                                                              NINE
                                                            SIX MONTHS      MONTHS
                                                YEAR ENDED       ENDED       ENDED  YEAR ENDED
                                                 MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,
                                                      1998    1997 (2)    1996 (3)        1995
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $1.00       $1.00       $1.00       $1.00
                                                ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.03        0.01        0.02        0.03
  Net realized gain (loss) on investments             0.00        0.00        0.00        0.00
                                                ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                      0.03        0.01        0.02        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.03)      (0.01)      (0.02)      (0.03)
  Distributions from net realized gain                0.00        0.00        0.00        0.00
                                                ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                             (0.03)      (0.01)      (0.02)      (0.03)
                                                ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                       $1.00       $1.00       $1.00       $1.00
                                                ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                        2.91%       1.36%       2.04%       3.23%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $2,118,881  $1,384,310  $1,161,431  $1,031,004
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets            0.65%       0.65%       0.65%       0.65%
  Ratio of net investment income to average
    net assets                                       2.85%       2.72%       2.69%       3.18%
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses             1.05%       1.03%       1.02%       1.01%
Ratio of net investment income (loss) to
  average net assets prior to waived fees and
  reimbursed expenses                                2.45%       2.34%       2.32%       2.82%
----------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

---------------------
44

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     GOVERNMENT MONEY MARKET MUTUAL FUND (1)
                                 CALIFORNIA TAX-FREE  ----------------------------------------------------------------------
                                 MONEY MARKET MUTUAL                                                                 CLASS A
                                        FUND (CONT.)  ----------------------------------------------------------------------
                              ----------------------              SIX MONTHS
                              YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                DEC. 31,    DEC. 31,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,
                                    1994        1993        1998    1997 (2)        1996        1995        1994        1993
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.02        0.02        0.05        0.02        0.05        0.05        0.03        0.03
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.02        0.05        0.02        0.05        0.05        0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.02)      (0.05)      (0.02)      (0.05)      (0.05)      (0.03)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.02)      (0.05)      (0.02)      (0.05)      (0.05)      (0.03)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.28%       1.89%       4.93%       2.32%       4.75%       5.22%       3.16%       2.77%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $869,745    $793,420     $76,868     $60,224     $65,036    $109,368    $194,276    $188,934
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.62%       0.55%       0.75%       0.75%       0.77%       0.79%       0.77%       0.83%
  Ratio of net investment
    income to average net
    assets                         2.26%       1.88%       4.83%       4.62%       4.74%       5.08%       3.07%       2.73%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.08%       1.06%       1.00%       1.00%       0.80%       0.81%       0.79%       0.84%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.80%       1.37%       4.58%       4.37%       4.71%       5.06%       3.05%       2.72%
----------------------------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    MONEY MARKET MUTUAL FUND
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                                                        NINE
                                                                      SIX MONTHS      MONTHS
                                                          YEAR ENDED       ENDED       ENDED
                                                           MARCH 31,   MARCH 31,   SEPT. 30,
                                                                1998    1997 (1)    1996 (2)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.05        0.02        0.03
  Net realized gain (loss) on investments                       0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.05        0.02        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.05)      (0.02)      (0.03)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.05)      (0.02)      (0.03)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  5.07%       2.36%       3.55%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $6,711,584  $4,640,148  $3,799,908
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.75%       0.75%       0.75%
  Ratio of net investment income to average net assets         4.95%       4.71%       4.66%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.93%       0.90%       0.88%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          4.77%       4.56%       4.53%

--------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29,
     1997.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

The accompanying notes are an integral part of these financial statements.

---------------------
46

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                MONEY MARKET MUTUAL FUND (CONT.)
                              ----------------------------------------------------------------------------------
                                                                                 INSTITUTIONAL CLASS
                                                 CLASS A (CONT.)  ----------------------------------     CLASS S
                              ----------------------------------      PERIOD  SIX MONTHS      PERIOD  ----------
                              YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED       ENDED  YEAR ENDED
                                DEC. 31,    DEC. 31,    DEC. 31,   SEPT. 29,   MARCH 31,   SEPT. 30,   MARCH 31,
                                    1995        1994        1993    1997 (3)    1997 (1)    1996 (4)        1998
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.05        0.04        0.03        0.02        0.02        0.00        0.04
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.04        0.03        0.02        0.02        0.00        0.04
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.04)      (0.03)      (0.02)      (0.02)       0.00       (0.04)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.04)      (0.03)      (0.02)      (0.02)      (0.00)      (0.04)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.34%       3.74%       2.70%       2.48%       2.38%       0.29%       4.37%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $2,892,621  $2,343,942    $317,474          $0      $9,332     $18,592    $951,172
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.75%       0.69%       0.58%       0.73%       0.73%       0.74%       1.42%
  Ratio of net investment
    income to average net
    assets                         5.13%       4.12%       2.67%       4.94%       4.71%       5.03%       4.28%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.83%       0.89%       1.00%       1.14%       0.82%       0.77%       1.62%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         5.05%       3.92%       2.25%       4.53%       4.62%       5.00%       4.08%

----------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29,
     1997.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            MONEY MARKET MUTUAL FUND (CONT.)
                                                          ----------------------------------
                                                                             CLASS S (CONT.)
                                                          ----------------------------------
                                                                            NINE
                                                          SIX MONTHS      MONTHS      PERIOD
                                                               ENDED       ENDED       ENDED
                                                           MARCH 31,   SEPT. 30,    DEC. 31,
                                                            1997 (2)    1996 (3)    1995 (4)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.02        0.03        0.03
  Net realized gain (loss) on investments                       0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.02        0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.02)      (0.03)      (0.03)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.02)      (0.03)      (0.03)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  2.02%       3.03%       2.73%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $707,781    $699,231    $618,899
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      1.43%       1.42%       1.43%
  Ratio of net investment income to average net assets         4.02%       3.98%       4.40%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.56%       1.55%       1.53%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          3.89%       3.85%       4.30%
--------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(5)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(6)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(7)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(8)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(9) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

---------------------
48

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                  NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND           TREASURY MONEY MARKET MUTUAL FUND (1)
                               ---------------------------------------------   ---------------------------------------------
                                                         CLASS A   INSTITUTIONAL                           CLASS A    ADMIN.
                               ---------------------------------       CLASS   ---------------------------------       CLASS
                                                 SIX               ---------                     SIX               ---------
                                    YEAR      MONTHS      PERIOD      PERIOD        YEAR      MONTHS        YEAR      PERIOD
                                   ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   MARCH 31,
                                    1998    1997 (2)    1996 (5)    1998 (6)        1998    1997 (2)    1996 (7)    1998 (8)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.03        0.01        0.01        0.01        0.05        0.02        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.01        0.01        0.01        0.05        0.02        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.01)      (0.01)      (0.01)      (0.05)      (0.02)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.01)      (0.01)      (0.01)      (0.05)      (0.02)      (0.05)      (0.02)
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.93%       1.36%       1.51%       0.91%       5.06%       2.42%       4.95%       1.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $59,293     $35,253      $4,975     $54,302    $381,594     $66,486     $53,706    $176,942
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.70%(9)      0.64%(9)      0.62%(9)     0.30%     0.62%     0.55%     0.55%       0.40%
  Ratio of net investment
    income to average net
    assets                          2.87%(9)      2.68%(9)      2.71%(9)     3.05%     4.93%     4.81%     4.96%       5.17%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          1.13%(9)      1.58%(9)      3.56%(9)     0.52%     0.85%     0.75%     0.67%       0.56%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                          2.44%(9)      1.74%(9)     (0.23 %(9)     2.83%     4.70%     4.61%     4.84%      5.01%
----------------------------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(5)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(6)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(7)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(8)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(9) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                TREASURY MONEY MARKET MUTUAL FUND (1) (CONT.)
                                               ----------------------------------------------
                                                              CLASS E     INSTITUTIONAL CLASS
                                               ----------------------  ----------------------
                                                    YEAR       PERIOD              SIX MONTHS
                                                   ENDED        ENDED  YEAR ENDED       ENDED
                                               MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,
                                                    1998     1997 (2)        1998    1997 (3)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $1.00        $1.00       $1.00       $1.00
                                               ---------   ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             0.05         0.00        0.05        0.03
  Net realized gain (loss) on investments           0.00         0.00        0.00        0.00
                                               ---------   ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                    0.05         0.00        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income             (0.05)        0.00       (0.05)      (0.03)
  Distributions from net realized gain              0.00         0.00        0.00        0.00
                                               ---------   ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                           (0.05)        0.00       (0.05)      (0.03)
                                               ---------   ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                     $1.00        $1.00       $1.00       $1.00
                                               ---------   ----------  ----------  ----------
                                               ---------   ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                      4.99%        0.11%       5.41%       2.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $715,554     $820,657    $501,494    $449,647
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets          0.65%        0.65%       0.25%       0.25%
  Ratio of net investment income to average
    net assets                                     4.87%        4.86%       5.28%       5.11%
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses           0.84%        0.88%       0.40%       0.39%
Ratio of net investment income (loss) to
  average net assets prior to waived fees and
  reimbursed expenses                              4.68%        4.63%       5.13%       4.97%
---------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(5) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

---------------------
50

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               TREASURY MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------------------------------------------
                                 INSTITUTIONAL CLASS
                                             (CONT.)                                                           SERVICE CLASS
                              ----------------------  ----------------------------------------------------------------------
                                              PERIOD              SIX MONTHS                          SIX MONTHS
                              YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,   MARCH 31,
                                    1996    1995 (4)        1998    1997 (3)        1996        1995    1994 (5)        1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.05        0.01        0.05        0.02        0.05        0.05        0.02        0.03
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.01        0.05        0.02        0.05        0.05        0.02        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.01)      (0.05)      (0.02)      (0.05)      (0.05)      (0.02)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.01)      (0.05)      (0.02)      (0.05)      (0.05)      (0.02)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.26%     5.51%**       5.20%       2.47%       5.03%       5.42%     3.75%**       2.81%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $540,689     $36,443    $367,111    $483,401  $1,340,325  $1,001,707    $690,630    $654,950
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.26%       0.45%       0.45%       0.45%       0.42%       0.43%       0.43%
  Ratio of net investment
    income to average net
    assets                         5.21%       5.42%       5.07%       4.91%       4.98%       5.32%       3.72%       2.77%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.59%       0.69%       0.65%       0.61%       0.60%       0.66%       0.90%       0.90%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.87%       4.99%       4.87%       4.75%       4.83%       5.08%       3.25%       2.30%
----------------------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(5) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-three separate series. These financial statements represent the California Tax-Free Money Market Mutual, Government Money Market Mutual, Money Market Mutual, National Tax-Free Money Market Mutual, and Treasury Money Market Mutual Funds (each, a "Fund", collectively, the "Funds"), each, with the exception of the California Tax-Free Money Market Mutual Fund, a diversified series of the Company. The California Tax-Free Money Market Mutual Fund is a non-diversified series of the Company.

At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, the Stagecoach California Tax-Free Money Market Mutual, Stagecoach National Tax-Free Money Market Mutual and Stagecoach Treasury Money Market Mutual Funds acquired all of the assets and assumed all of the liabilities of the Overland California Tax-Free Money Market, Overland National Tax-Free Institutional Money Market, and Overland U.S. Treasury Money Market Funds, respectively. Shares issued by the Stagecoach California Tax-Free Money Market Mutual Fund, Stagecoach National Tax-Free Money Market Mutual Fund and Stagecoach Treasury Money Market Mutual Fund in exchange for shares of the Overland California Tax-Free Money Market Fund, Overland National Tax-Free Institutional Money Market Fund and Overland U.S. Treasury Money Market Fund were 364,044,218 (valued at $363,975,409), 65,805,624 (valued at

---------------------
52

                                                   NOTES TO FINANCIAL STATEMENTS
$65,798,792) and 560,525,071 (valued at $560,521,708), respectively. At the date of the Consolidation, the components of net assets for each Overland and Stagecoach fund were as follows:

                                                                        OVERLAND CALIFORNIA       OVERLAND NATIONAL   OVERLAND U.S.
                                                                             TAX-FREE MONEY  TAX-FREE INSTITUTIONAL  TREASURY MONEY
DECEMBER 12, 1997                                                               MARKET FUND       MONEY MARKET FUND     MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                         $       364,044,910  $           65,805,143  $  560,521,708
Undistributed Net Realized Gain (Loss)                                              (69,501)                 (6,351)              0
                                                                        -------------------              ----------  --------------
Total Net Assets                                                        $       363,975,409  $           65,798,792  $  560,521,708
                                                                        -------------------              ----------  --------------
                                                                        -------------------              ----------  --------------

                                                        STAGECOACH       STAGECOACH
                                                        CALIFORNIA         NATIONAL       STAGECOACH
                                                          TAX-FREE         TAX-FREE         TREASURY
                                                      MONEY MARKET     MONEY MARKET     MONEY MARKET
DECEMBER 12, 1997                                      MUTUAL FUND      MUTUAL FUND      MUTUAL FUND
----------------------------------------------------------------------------------------------------
Paid-in Capital                                   $  1,630,118,049  $    43,950,770  $ 1,654,279,032
Undistributed Net Realized Gain (Loss)                   (199,625)            (437)                0
                                                  ----------------  ---------------  ---------------
Total Net Assets                                  $  1,629,918,424  $    43,950,333  $ 1,654,279,032
                                                  ----------------  ---------------  ---------------
                                                  ----------------  ---------------  ---------------

The combined net assets immediately after the Consolidation were $1,993,893,833 for the Stagecoach California Tax-Free Money Market Mutual Fund, $109,749,125 for the Stagecoach National Tax-Free Money Market Mutual Fund and $2,214,800,740 for the Stagecoach Treasury Money Market Mutual Fund. All acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund.

At the time of the Consolidation, the National Tax-Free Money Market Mutual Fund, structured as a "feeder" Fund in a "master-feeder" structure, was restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through a "master" portfolio (the "Master Portfolio"). The Master Portfolio distributed all of its assets and liabilities in-kind to its interestholders and wound up its affairs (the "Dissolution"). The Dissolution occurred at the close of business on December 12, 1997. For the period from April 1, 1997 to December 12, 1997, the Master Portfolio allocated $827,118 of interest income and $43,474 of net expenses to the Fund.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Treasury Money Market Mutual and Government Money Market Mutual Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Treasury Money Market and Government Money Market Funds,

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach Money Market Mutual Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Money Market and Asset Preservation Funds. These acquisitions were accomplished in separate exchanges for shares of the respective Fund. All performance and financial data for the Government Money Market Mutual and Treasury Money Market Mutual Funds for periods prior to September 6, 1996 refers to the Predecessor Funds.

The Money Market Mutual Fund offers Class A and Class S shares. The Money Market Mutual Fund's Institutional Class shareholders redeemed all of their shares and the Class ceased operations on September 29, 1997. The Treasury Money Market Mutual Fund offers Class A, Administrative Class, Class E, Institutional Class, and Service Class shares. The National Tax-Free Money Market Mutual Fund offers Class A and Institutional Class shares. The California Tax-Free Money Market Mutual and Government Money Market Mutual Funds offer a single class of shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The California Tax-Free Money Market Mutual Fund concentrates its investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

---------------------
54

                                                   NOTES TO FINANCIAL STATEMENTS

SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating-and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1998. The following Funds had net capital loss carryforwards at March 31, 1998:

                                                                                                 CAPITAL LOSS
FUND                                                                              YEAR EXPIRES  CARRYFORWARDS
-------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Mutual Fund                                              2003       $ 25,282
                                                                                          2005        144,877
Money Market Mutual Fund                                                                  2003        512,168
National Tax-Free Money Market Mutual Fund                                                2003          6,351
                                                                                          2004            437
                                                                                          2006          3,901

Any loss carryforwards from Pacifica and Overland are included in the Funds' carryforwards as shown above. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

---------------------
56

                                                   NOTES TO FINANCIAL STATEMENTS

ORGANIZATION COSTS

Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts with the Funds, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

                                                                                      % OF AVERAGE
                                                                                         DAILY NET
FUND                                                                                        ASSETS
--------------------------------------------------------------------------------------------------
California Tax-Free Money Market Mutual Fund                                                  0.50
Government Money Market Mutual Fund                                                           0.25
Money Market Mutual Fund                                                                      0.40
National Tax-Free Money Market Mutual Fund                                                    0.30
Treasury Money Market Mutual Fund                                                             0.25

Prior to December 15, 1997, the National Tax-Free Money Market Mutual Fund did not directly retain an investment adviser because the Fund invested all of its assets in a separate Master Portfolio which, in turn, retained WFB as investment adviser. Advisory fees were charged to the Master Portfolio at the same rate as listed above.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. Prior to December 15, 1997, WFB was entitled to compensation for its custodial and portfolio accounting services to the Master Portfolio at the same rates as listed above.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at the following annual rates:

                                                                                                     % OF AVERAGE DAILY NET ASSETS
                                                                   ---------------------------------------------------------------
                                                                             ADMINISTRATIVE           INSTITUTIONAL       CLASS S/
FUND                                                               CLASS A*           CLASS  CLASS E          CLASS  SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Mutual Fund                           0.10             N/A      N/A            N/A            N/A
Government Money Market Mutual Fund                                    0.10             N/A      N/A            N/A            N/A
Money Market Mutual Fund                                               0.10             N/A      N/A           0.02           0.10
National Tax-Free Money Market Mutual Fund                             0.10             N/A      N/A           0.02            N/A
Treasury Money Market Mutual Fund                                      0.10            0.02     0.10           0.02           0.10

*  INCLUDES FUNDS WITH A SINGLE CLASS.

Prior to September 1, 1997, WFB was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Class E and Service Class shares of the Treasury Money Market Mutual Fund.

The transfer agency fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                                          ADMINISTRATIVE            INSTITUTIONAL        CLASS S/
FUND                                                             CLASS A         CLASS**   CLASS E          CLASS   SERVICE CLASS
---------------------------------------------------------------------------------------------------------------------------------
Money Market Mutual Fund                                      $5,389,338             N/A       N/A  $         769*  $     856,881
National Tax-Free Money Market Mutual Fund                        37,227             N/A       N/A          7,489**           N/A
Treasury Money Market Mutual Fund                                159,995  $       11,006  $480,215         96,351         266,576

 *  REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

**  REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

Transfer agency fees for the California Tax-Free Money Market Mutual and Government Money Market Mutual Funds for the year ended March 31, 1998, are disclosed in the Statement of Operations.

---------------------
58

                                                   NOTES TO FINANCIAL STATEMENTS

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at the following annual rates:

                                                                                                     % OF AVERAGE DAILY NET ASSETS
                                                                   ---------------------------------------------------------------
                                                                             ADMINISTRATIVE           INSTITUTIONAL       CLASS S/
FUND                                                               CLASS A*           CLASS  CLASS E          CLASS  SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Mutual Fund                           0.30             N/A      N/A            N/A            N/A
Government Money Market Mutual Fund                                    0.25             N/A      N/A            N/A            N/A
Money Market Mutual Fund                                               0.30             N/A      N/A           0.25           0.25
National Tax-Free Money Market Mutual Fund                             0.25             N/A      N/A            N/A            N/A
Treasury Money Market Mutual Fund                                      0.30            0.15     0.30            N/A           0.20

*  INCLUDES FUNDS WITH A SINGLE CLASS.

Prior to September 1, 1997, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Class A and Class E shares of the Treasury Money Market Mutual Fund.

The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                                           ADMINISTRATIVE              INSTITUTIONAL       CLASS S/
FUND                                                              CLASS A         CLASS**     CLASS E          CLASS  SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Mutual Fund                                      $16,168,012             N/A         N/A  $       9,612* $   2,138,175
Treasury Money Market Mutual Fund                                 466,221  $       82,533  $2,037,737              0        810,798

 *  REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

**  REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

Shareholder servicing fees for the California Tax-Free Money Market Mutual, Government Money Market Mutual and National Tax-Free Money Market Mutual Funds for the year ended March 31, 1998 are disclosed in the Statement of Operations.

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ('Stephens') as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The Company has adopted separate Distribution Plans for Class A shares of the Funds, Class E shares of the Treasury Money Market Mutual Fund and Class S shares of the Money Market Mutual Fund pursuant to Rule 12b-1 under the 1940 Act (each, a 'Plan'). The Plans for the California Tax-Free Money Market Mutual Fund and the Class A shares of the Money Market Mutual Fund provide that such Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to such shares. These Plans for the Class A shares provide only for reimbursement of actual expenses. The Plans for the Class A shares of the Government Money Market Mutual, National Tax-Free Money Market Mutual and Treasury Money Market Mutual Funds provide that such Funds may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to such shares.

Under the Plan for Class S shares of the Money Market Mutual Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.75% of the average daily net assets attributable to its Class S shares.

Under the Plan for Class E shares of the Treasury Money Market Mutual Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares. Prior to September 1, 1997, the Fund paid, for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to its Class E shares.

Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

---------------------
60

                                                   NOTES TO FINANCIAL STATEMENTS

Distribution fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

FUND                                                            CLASS A    CLASS E      CLASS S
-----------------------------------------------------------------------------------------------
Money Market Mutual Fund                                    $ 1,024,078        N/A  $ 6,414,524
National Tax-Free Money Market Mutual Fund                       18,612        N/A          N/A
Treasury Money Market Mutual Fund                                79,998  $ 881,529          N/A

Distribution fees for the California Tax-Free Money Market Mutual and Government Money Market Mutual Funds for the year ended March 31, 1998 are disclosed in the Statement of Operations.

The registration fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                                        ADMINISTRATIVE             INSTITUTIONAL        CLASS S/
FUND                                                           CLASS A         CLASS**  CLASS E            CLASS   SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------------------
Money Market Mutual Fund                                      $210,548             N/A      N/A          $13,891*        $70,000
National Tax-Free Money Market Mutual Fund                      35,322             N/A      N/A            7,622**           N/A
Treasury Money Market Mutual Fund                               44,590         $16,000  $68,794           66,740          88,931

 *  REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

**  REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

Registration fees for the California Tax-Free Money Market Mutual and Government Money Market Mutual Funds for the year ended March 31, 1998 are disclosed in the Statement of Operations.

WAIVED FEES AND REIMBURSED EXPENSES

With the exception of the Government Money Market Mutual and National Tax-Free Money Market Mutual Funds, the amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1998, were waived by WFB. For the Government Money Market Mutual and National Tax-Free Money Market Mutual Funds, the following amounts of fees and expenses were waived or reimbursed for the year ended March 31, 1998:

                                                                          EXPENSES
                                                                        REIMBURSED  FEES WAIVED
FUND                                                                   BY STEPHENS       BY WFB
-----------------------------------------------------------------------------------------------
Government Money Market Mutual Fund                                         $5,781     $160,191
National Tax-Free Money Market Mutual Fund                                   2,382      242,690

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, certain Funds to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.75% of the average daily net assets of the Government Money Market Mutual Fund, 0.73% of the average daily net assets of the Institutional Class shares of the Money Market Mutual Fund, and 0.55%, 0.25%, and 0.45% of the average daily net assets of the Class A, Institutional Class, and Service Class shares, respectively, of the Treasury Money Market Mutual Fund, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1998, Stephens owned 108,146 shares of the California Tax-Free Money Market Mutual Fund, 26 shares of the Government Money Market Mutual Fund, 13,820 shares of the Money Market Mutual Fund, 209 shares of the National Tax-Free Money Market Mutual Fund, and 138,913 shares of the Treasury Money Market Mutual Fund.

---------------------
62

                                                   NOTES TO FINANCIAL STATEMENTS

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1998, there were over 108 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1998, the California Tax-Free Money Market Mutual Fund was authorized to issue 10 billion shares, the Government Money Market Mutual Fund was authorized to issue 5 billion shares, and the National Tax-Free Money Market Mutual Fund was authorized to issue 5 billion Class A shares and 3 billion Institutional Class shares of $0.001 par value capital stock. The Money Market Mutual Fund was authorized to issue 10 billion Class A shares and 5 billion Class S shares. The Money Market Mutual Fund stopped issuing Institutional Class shares as of September 29, 1997. The Treasury Money Market Mutual Fund was authorized to issue 5 billion shares of $0.001 par value capital stock for each class of shares, with the exception of the Administrative Class shares. The Treasury Money Market Mutual Fund was authorized to issue 1 billion shares of $0.001 par value capital stock for Administrative Class shares.

Capital share transactions for the Funds were as follows:

                                               CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                                          -------------------------------------------------
                                             FOR THE YEAR     FOR THE SIX      FOR THE NINE
                                          ENDED MARCH 31,    MONTHS ENDED      MONTHS ENDED
                                                 1998 (1)  MARCH 31, 1997    SEPT. 30, 1996
-------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                    2,490,900,820     991,867,267       856,726,858
  Shares issued in reinvestment of
    dividends                                  43,220,033      16,764,042        22,241,153
  Shares redeemed -- Class A               (1,799,455,338)   (785,731,636)     (748,580,464)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                       734,665,515     222,899,673       130,387,547

(1) "SHARES SOLD" INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE STAGECOACH AND OVERLAND CALIFORNIA TAX-FREE MONEY MARKET FUNDS. SEE NOTE 1.

                                                      GOVERNMENT MONEY MARKET MUTUAL FUND
                                          -----------------------------------------------
                                            FOR THE YEAR     FOR THE SIX     FOR THE YEAR
                                             ENDED MARCH    MONTHS ENDED  ENDED SEPT. 30,
                                                31, 1998  MARCH 31, 1997             1996
-----------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                     199,262,173     133,575,235    1,617,283,570
  Shares issued in reinvestment of
    dividends                                  1,543,518         636,690        1,166,154
  Shares redeemed -- Class A                (184,162,738)   (139,023,174)  (1,662,781,053)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                       16,642,953      (4,811,249)     (44,331,329)

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

                                                                                                   MONEY MARKET MUTUAL FUND
                                                              -------------------------------------------------------------
                                                                                                               FOR THE NINE
                                                                                           FOR THE SIX         MONTHS ENDED
                                                               FOR THE YEAR ENDED         MONTHS ENDED            SEPT. 30,
                                                                   MARCH 31, 1998       MARCH 31, 1997             1996 (2)
---------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                            4,063,073,840        1,566,357,293        2,061,102,906
  Shares issued in reinvestment of dividends -- Class A               255,837,441           93,188,134          111,610,934
  Shares redeemed -- Class A                                       (2,247,997,951)        (819,490,109)      (1,266,036,895)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS A            2,070,913,330          840,055,318          906,676,945
  Shares sold -- Institutional Class                                    2,301,110(3)         2,187,477           19,474,700
  Shares issued in reinvestment of dividends --
    Institutional Class                                                   215,236(3)           279,884                    0
  Shares redeemed -- Institutional Class                              (11,839,183)(3)      (11,728,407)            (890,817)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                                   (9,322,837)(3)       (9,261,046)          18,583,883
  Shares sold -- Class S                                            1,708,294,353          813,386,639        1,063,771,625
  Shares issued in reinvestment of dividends -- Class S                35,725,154           14,334,388           19,240,628
  Shares redeemed -- Class S                                       (1,500,695,653)        (819,204,427)      (1,002,807,161)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS S              243,323,854            8,516,600           80,205,092

(2) "SHARES SOLD" INCLUDES 194,882,553 FOR CLASS A AND 19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS. SEE NOTE 1.

(3)  REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

                                                    NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND
                                                ----------------------------------------------
                                                                                          FROM
                                                                                 APRIL 2, 1996
                                                   FOR THE YEAR    FOR THE SIX   (COMMENCEMENT
                                                          ENDED   MONTHS ENDED  OF OPERATIONS)
                                                      MARCH 31,      MARCH 31,    TO SEPT. 30,
                                                       1998 (5)           1997            1996
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                            243,931,477     54,084,381     14,242,847
  Shares issued in reinvestment of dividends
    -- Class A                                          999,129        141,020         30,552
  Shares redeemed -- Class A                       (220,887,156)   (23,947,189)    (9,298,266)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS A                                          24,043,450     30,278,212      4,975,133
  Shares sold -- Institutional Class (4)            436,296,534            N/A            N/A
  Shares issued in reinvestment of dividends
    -- Institutional Class (4)                          226,125            N/A            N/A
  Shares redeemed -- Institutional Class (4)       (382,213,633)           N/A            N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- INSTITUTIONAL CLASS (4)                          54,309,026            N/A            N/A

(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

(5) "SHARES SOLD" INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE STAGECOACH NATIONAL TAX-FREE MONEY MARKET MUTUAL AND OVERLAND NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUNDS. SEE NOTE 1.

---------------------
64

                                                   NOTES TO FINANCIAL STATEMENTS

                                                            TREASURY MONEY MARKET MUTUAL FUND
                                            -------------------------------------------------
                                               FOR THE YEAR      FOR THE SIX     FOR THE YEAR
                                            ENDED MARCH 31,     MONTHS ENDED  ENDED SEPT. 30,
                                                   1998 (6)   MARCH 31, 1997             1996
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                      1,005,879,507      101,803,385      265,329,368
  Shares issued in reinvestment of
    dividends -- Class A                          1,522,843          117,496          303,969
  Shares redeemed -- Class A                   (692,284,609)     (89,139,342)    (211,928,115)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                         315,117,741       12,781,539       53,705,222
  Shares sold -- Administrative Class (4)       267,085,382              N/A              N/A
  Shares issued in reinvestment of
    dividends -- Administrative Class (4)         2,351,192              N/A              N/A
  Shares redeemed -- Administrative
    Class (4)                                   (92,508,918)             N/A              N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- ADMINISTRATIVE CLASS (4)        176,927,656              N/A              N/A
  Shares sold -- Class E                      1,732,685,998      892,833,080              N/A
  Shares issued in reinvestment of
    dividends -- Class E                                  0                0              N/A
  Shares redeemed -- Class E                 (1,837,799,382)     (72,176,053)             N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS E                        (105,113,384)     820,657,027              N/A
  Shares sold -- Institutional Class          1,810,109,209      998,327,613    4,920,884,222
  Shares issued in reinvestment of
    dividends -- Institutional Class              3,525,822          978,929        1,018,863
  Shares redeemed -- Institutional Class     (1,761,788,362)  (1,090,336,130)  (4,417,665,197)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS              51,846,669      (91,029,588)     504,237,888
  Shares sold -- Service Class                2,944,938,308    2,043,006,904    3,893,787,080
  Shares issued in reinvestment of
    dividends -- Service Class                    1,738,759          348,407          227,942
  Shares redeemed -- Service Class           (3,062,972,733)  (2,900,254,375)  (3,555,407,931)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- SERVICE CLASS                  (116,295,666)    (856,899,064)     338,607,091

(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

(6) "SHARES SOLD" INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE STAGECOACH TREASURY MONEY MARKET MUTUAL AND OVERLAND U.S. TREASURY MONEY MARKET FUNDS. SEE NOTE 1.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
66

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the California Tax-Free Money Market Mutual Fund, Government Money Market Mutual Fund, Money Market Mutual Fund, National Tax-Free Money Market Mutual Fund and Treasury Money Market Mutual Fund (five of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets of the California Tax-Free Money Market Mutual Fund and Money Market Mutual Fund for the year ended March 31, 1998, the six months ended March 31, 1997, and the nine months ended September 30, 1996, the Government Money Market Mutual Fund and Treasury Money Market Mutual Fund for the year ended March 31, 1998, the six months ended March 31, 1997, and the year ended September 30, 1996, and the National Tax-Free Money Market Mutual Fund for the year ended March 31, 1998, the six months ended March 31, 1997, and the period from April 2, 1996 (commencement of operations) to September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Government Money Market Mutual Fund and Treasury Money Market Mutual Fund, all years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995, November 22, 1994, and May 4, 1994, expressed unqualified opinions on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 1, 1998

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
68

                                                                STAGECOACH FUNDS

-----------------------------------------
SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
The following proposal was passed by the required majority of shareholders of the indicated Predecessor Funds at Special Shareholders' meetings held on November 20, (as adjourned to) November 26, 1997, for the purpose of voting on the proposal.

To approve a proposed Agreement and Plan of Consolidation providing for the transfer of the assets and stated liabilities of specific Overland portfolios to corresponding investment portfolios of Stagecoach Funds, Inc., in exchange for shares of equal value of designated classes of the Stagecoach Funds.

 CALIFORNIA TAX-FREE
 MONEY MARKET FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
228,800,269    10,690,617   5,223,108

 NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
46,078,038     0            2,504,754

 U.S. TREASURY MONEY MARKET FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
263,531,114    19,173,338   11,758,105

                                                           ---------------------

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAN               --   Revenue Anticipation Notes
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

---------------------
70

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC MMR ANR (5/98)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1998 Stagecoach Funds